UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3828

Seligman Municipal Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 9/30/04

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Seligman
140 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 140 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

We are pleased to present the annual report for Seligman Municipal Fund Series, Inc., covering the fiscal year ended September 30, 2004. This report contains a discussion with your Portfolio Managers, as well as the Series’ investment results and audited financial statements, including their portfolios of investments.

We appreciate your confidence in Seligman Municipal Fund Series, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris Chairman

Brian T. Zino President

November 19, 2004

1

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen A. Comerford

Q:	What market conditions and events materially affected the performance of the Series in Seligman Municipal Fund Series, Inc. during the fiscal year ended September 30, 2004?

A:

By the start of Seligman Municipal Fund Series’ current fiscal year on October 1, 2003, the US economy was experiencing a meaningful acceleration in economic activity, a corollary of significant monetary and fiscal stimulus. While the improvement in the pace of growth was encouraging, there was still concern that the number of new jobs being created was insufficient to support the level of consumer spending necessary to sustain the expansion. Long-term municipal yields continued to trend lower until the release of the March and April 2004 employment reports, which suggested a significant improvement in job creation. Yields then spiked sharply higher, only to reverse direction during June in response to the Federal Reserve Board’s decision to lessen the degree of monetary accommodation by raising the federal funds rate for the first time since May 2000. By the third quarter of 2004, the economy appeared to have hit what the Federal Reserve Board characterized as a “soft patch.” Consumer spending eased and job creation failed to maintain levels deemed necessary to support robust economic growth. The revised outlook for the economy helped to temper inflation concerns and fueled a continuation of the bond market rally. On September 30th, long-term municipal yields, as measured by the Bond Buyer 20-Bond General Obligation Index, were approximately one-quarter percentage point lower than yields at the start of the period.

In the first nine months of 2004, municipal new issue supply fell by 8.8% compared with the same period last year. Improving state and local finances have reduced the need for new money issuance and contributed to the decline in supply. Refunding volume has also contracted from 2002 and 2003 levels. Over the past several years, the attractive interest rate environment made it advantageous for many municipal issuers to refund their outstanding, higher-cost debt. Interest rate levels this year were not low enough to spur a significant wave of new refundings. The reduction in total new issue supply during 2004 has helped to stabilize the municipal bond market during periods of volatility.

Among individual states, supply varied widely with issuance concentrated among just a few states. The top five states represented 43%, and the top 10 states almost 60%, of all bonds issued year-to-date.

Louisiana, Maryland, Michigan, New York, Oregon and South Carolina experienced reductions in issuance that were greater than the overall percentage decline. The occasional shortage of suitable municipal bonds within certain states has presented challenges to the management of our state-specific Series.

The majority of states and municipalities have made sig-nificant progress in restoring fiscal balance. Credit rating upgrades have been exceeding downgrades for several quarters, a trend that is expected to continue. Nevertheless, challenges remain, particularly in those states that have failed to adequately address structural imbalances. Medicaid costs are rising at double-digit rates, straining scarce resources and, in some cases, resulting in service cuts. Underfunded pensions are another growing problem given that stock market returns have failed to meet projections over the past several years. Federal mandates, too, have been difficult to fund because the federal government, in many instances, has not provided adequate support for these projects.

Q:	What investment strategies or techniques materially affected the Series’ performance during the period?

A:

Throughout the past fiscal year, we had been anticipating a modest increase in long-term municipal yields and a flat-tening of the yield curve (i.e., the difference in yields between long-term and short-term bonds would lessen), led by short-term bonds. Given our interest rate outlook, our objective has been to lessen the negative impact of an expected rise in municipal yields on the Series’ net asset values. In order to achieve our goal, our investment approach has been more defensive than typical. Specific strategies implemented included the following: (1) The acquisition of higher-quality bonds due to narrow credit quality spreads. It has been our opinion that prevailing yield spreads between higher and lower-quality bonds do not adequately compensate investors for the increased credit risk of the lower-quality bonds. Over the past year, however, lower-quality bonds outperformed higher-quality bonds by a wide margin; (2) Reduction of exposure to longer duration bonds (i.e., those bonds that will mature further into the future). The longer the duration of a bond, the more sensitive it is to changes in interest rates; (3) Concentration of new purchases in the 20-year maturity range. The municipal yield curve between 20-year and longer maturities has been relatively flat (meaning there is little difference between the yield on 20-year bonds and those that mature after 20 years), enabling us to shorten duration while giving up only a modest amount of yield. During the Series’ fourth fiscal quarter, longer-term bonds outperformed shorter-term and intermediate-term bonds; (4) The purchase of premium coupon bonds rather than discount or par bonds due to their defensive quality. However, the recent bond market rally resulted in par and discount bonds outperforming premium bonds; and (5) Maintenance of higher-than-normal cash balances. The wide yield spread between tax-exempt money market yields and longer-term bonds resulted in a decline in portfolio investment income.

2

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen A. Comerford

Each Series’ performance was also impacted by an increase in bond call activity (i.e., bonds being repaid prior to maturity by their issuers). Historically-low interest rates resulted in an increase in the number of bond calls as issuers took advantage of the opportunity to reduce higher cost debt. Proceeds of called bonds were reinvested at today’s lower yields, reducing portfolio investment income. Each Series continues to avoid airline bonds and tobacco securitization bonds in keeping with our conservative approach to managing the Series.

With respect to the individual state Series, the following material information should be noted: Georgia Series sold its position of Fulton County, GA Development Authority Special Facilities Rev. (Delta Airlines, Inc. Project). The deterioration of the company’s financial position had been exacerbated by rising fuel costs and the inability to gain sufficient concessions from labor as well as weaker-than-expected travel demand. Losses on the bonds have negatively impacted performance results for the Georgia Series. The State of Michigan was downgraded to Aa1 from Aaa by Moody’s Investors Service in November, 2003. In our opinion, the impact on the Michigan Series was negligible since only a small percentage of net assets was subject to the downgrade. Additionally, the downgrade had little impact on the trading value of the bonds.

Each Series underperformed the Lehman Municipal Bond Index due primarily to the relatively shorter average weighted duration of the Series in comparison to the Index. This was due, in part, to the Series’ higher percentage of pre-refunded bonds, which have shorter duration, relative to the Lehman Index. Also, during the current reporting period, the duration of the Series was reduced in anticipation of a modest increase in long-term municipal yields. All else being equal, in a rising interest rate environment, shorter duration bonds will outperform longer duration bonds. Over the past 12 months, long-term municipal yields declined slightly, causing longer duration bonds to outperform shorter duration bonds. The South Carolina Series did not own any pre-refunded bonds as of September 30, 2004; South Carolina Series lagged the Index by just .08%.

On the positive side, a number of portfolio holdings were advance refunded during the past year, improving the overall credit quality of the portfolio. An advance refunding differs from a bond call in that the advance refunded bonds will not be retired until a future call date or until maturity. Until that time, principal and interest payments are secured by an escrow account, generally comprised of US government securities, making pre-refunded bonds safe and highly liquid.

Lastly, we do not own Tobacco Securitization Bonds due to credit concerns. Over the past 12 months, Tobacco Securiti-zation Bonds boosted returns for the Industrial Development Bond sector of the Lehman Municipal Bond Index.

It should be noted that the Lehman Municipal Bond Index is an unmanaged index comprised of a wide range of investment-grade municipal bonds, and that its components may differ significantly from that of the Seligman Municipal Fund Series, particularly our state-specific Series. Further, the Lehman Index does not reflect fees or expenses.

The views and opinions expressed are those of the Portfolio Manager(s), are provided for general information only, and do not constitute specific tax, legal, or investment advice to, or recommendations for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

A Team Approach

Seligman Municipal Fund Series, Inc. is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles and Co-Portfolio Manager Eileen A. Comerford are assisted in the management of the Fund by a group of seasoned professionals who are responsible for research and trading consistent with the Fund’s investment objective. Team members include Senior Credit Analyst Audrey Kuchtyak, Michelle Lowery, and Debra McGuinness.

3

Performance Overview and Portfolio Summary

This section of the Annual Report is intended to help you understand the performance of each Series of Seligman Municipal Fund Series and to provide a summary of the portfolio characteristics of each Series.

Performance data quoted in this Annual Report represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Investors may obtain total returns current to the most recent month-end by calling (800) 221-2450 or by going to www.seligman.com.1 Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. A portion of each Series’ income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”) that is charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase.

The chart for each Series compares a $10,000 hypothetical investment made in Class A shares, with and without the initial 4.75% maximum sales charge, and in Class D shares, without the 1% CDSC, to a $10,000 investment made in the Lehman Brothers Municipal Bond Index (the “Lehman Index”) for the 10-year period ended September 30, 2004. The performance of Class C shares of each Series, which commenced on a later date, and of Class A and Class D shares for other periods, with and without applicable sales charges and CDSCs, is not shown in the charts but is included in the total returns table below each chart. The performance of Class C shares will differ from the performance shown for Class A and Class D shares, based on the differences in sales charges and fees paid by shareholders. The Lehman Index does not include the effect of taxes, fees or sales charges, and does not reflect state-specific bond market performance.

National Series

Investment Results

Total Returns For Periods Ended September 30, 2004

	Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(3.92)%	(0.81)%	4.43%	5.51%	n/a
Without Sales Charge	0.83	4.16	5.45	6.03	n/a
Class C

With Sales Charge and CDSC‡	(1.58)	1.22	4.28	n/a	3.30%
Without Sales Charge and CDSC	0.38	3.23	4.50	n/a	3.49
Class D

With 1% CDSC	(0.61)	2.23	n/a	n/a	n/a
Without CDSC	0.38	3.23	4.50	5.06	n/a
Lehman Index**	1.43	4.60	6.77	6.77	5.95	#

Net Asset Value Per Share

	9/30/04	3/31/04	9/30/03
Class A	$7.97	$8.08	$7.98
Class C	7.97	8.08	7.98
Class D	7.97	8.08	7.98

Dividend Per Share and Yield Information
For Periods Ended September 30, 2004

	Dividend†	SEC 30-Day Yield††
Class A	$0.335	2.91%
Class C	0.263	2.14
Class D	0.263	2.16

See footnotes on page 17.

4

Performance Overview and Portfolio Summary

National Series (continued)
Holdings by Market Sectorø

Revenue Bonds	84%
General Obligation Bondsøø	16

Weighted Average Maturity	20.0 years

Holdings by Credit Quality2ø

AAA	47%
AA	22
A	19
BBB	12

Colorado Series

Investment Results

Total Returns
For Periods Ended September 30, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(3.34)%	(0.46)%	5.26%	5.18%	n/a
Without Sales Charge	1.42	4.49	6.28	5.69	n/a
Class C

With Sales Charge and CDSC‡	(1.05)	1.50	5.14	n/a	4.02%
Without Sales Charge and CDSC	0.97	3.56	5.34	n/a	4.22
Class D

With 1% CDSC	(0.02)	2.56	n/a	n/a	n/a
Without CDSC	0.97	3.56	5.34	4.71	n/a
Lehman Index**	1.43	4.60	6.77	6.77	5.95	#

Net Asset Value Per Share

	9/30/04	3/31/04	9/30/03
Class A	$7.66	$7.71	$7.63
Class C	7.65	7.70	7.62
Class D	7.65	7.70	7.62

Dividend Per Share and Yield Information
For Periods Ended September 30, 2004

	Dividend†	SEC 30-Day Yield††
Class A	$0.305	3.22%
Class C	0.237	2.46
Class D	0.237	2.49

Holdings by Market Sectorø

Revenue Bonds	83%
General Obligation Bondsøø	17

Weighted Average Maturity	18.7 years

Holdings by Credit Quality2ø

AAA	70%
AA	6
A	13
BBB	11

See footnotes on page 17.

5

Performance Overview and Portfolio Summary

Georgia Series

Investment Results

Total Returns For Periods Ended September 30, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(4.64)%	(2.77)%	4.48%	5.45%	n/a
Without Sales Charge	0.14	2.09	5.51	5.96	n/a
Class C

With Sales Charge and CDSC‡	(2.27)	(0.68)	4.37	n/a	3.35%
Without Sales Charge and CDSC	(0.31)	1.30	4.59	n/a	3.54
Class D

With 1% CDSC	(1.29)	0.19	n/a	n/a	n/a
Without CDSC	(0.31)	1.17	4.59	5.02	n/a
Lehman Index**	1.43	4.60	6.77	6.77	5.95	#

Net Asset Value Per Share

	9/30/04	3/31/04	9/30/03
Class A	$7.84	$7.99	$8.01
Class C	7.86	8.01	8.02
Class D	7.86	8.01	8.03

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2004

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.325	$0.009	2.88%
Class C	0.253	0.009	2.11
Class D	0.253	0.009	2.13

Holdings by Market Sectorø

Revenue Bonds	79%
General Obligation Bondsøø	21

Weighted Average Maturity	18.2 years

Holdings by Credit Quality2ø

AAA	54%
AA	20
A	15
BBB	11

See footnotes on page 17.

6

Performance Overview and Portfolio Summary

Louisiana Series

Investment Results

Total Returns For Periods Ended September 30, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(3.12)%	(1.14)%	4.99%	5.48%	n/a
Without Sales Charge	1.69	3.77	6.02	6.00	n/a
Class C

With Sales Charge and CDSC‡	(0.72)	0.87	4.88	n/a	3.88%
Without Sales Charge and CDSC	1.24	2.84	5.09	n/a	4.07
Class D

With 1% CDSC	0.24	1.85	n/a	n/a	n/a
Without CDSC	1.24	2.84	5.09	5.04	n/a
Lehman Index**	1.43	4.60	6.77	6.77	5.95	#

Net Asset Value Per Share

	9/30/04	3/31/04	9/30/03
Class A	$8.22	$8.25	$8.27
Class C	8.22	8.25	8.27
Class D	8.22	8.25	8.27

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2004

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.336	$0.018	2.92%
Class C	0.262	0.018	2.16
Class D	0.262	0.018	2.18

Holdings by Market Sectorø

Revenue Bonds	69%
General Obligation Bondsøø	31

Weighted Average Maturity	17.1 years

Holdings by Credit Quality2ø

AAA	90%
AA	7
BBB	3

See footnotes on page 17.

7

Performance Overview and Portfolio Summary

Maryland Series

Investment Results

Total Returns For Periods Ended September 30, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(3.42)%	(0.98)%	4.48%	5.30%	n/a
Without Sales Charge	1.36	3.94	5.51	5.81	n/a
Class C

With Sales Charge and CDSC‡	(0.95)	1.13	4.37	n/a	3.56%
Without Sales Charge and CDSC	1.03	3.13	4.59	n/a	3.75
Class D

With 1% CDSC	0.03	2.13	n/a	n/a	n/a
Without CDSC	1.03	3.13	4.59	4.86	n/a
Lehman Index**	1.43	4.60	6.77	6.77	5.95	#

Net Asset Value Per Share

	9/30/04	3/31/04	9/30/03
Class A	$8.03	$8.08	$8.05
Class C	8.05	8.09	8.06
Class D	8.05	8.09	8.06

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2004

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.313	$0.017	2.74%
Class C	0.240	0.017	1.96
Class D	0.240	0.017	1.98

Holdings by Market Sectorø

Revenue Bonds	68%
General Obligation Bondsøø	32

Weighted Average Maturity	19.9 years

Holdings by Credit Quality2ø

AAA	41%
AA	35
A	13
BBB	11

See footnotes on page 17.

8

Performance Overview and Portfolio Summary

Massachusetts Series

Investment Results

Total Returns
For Periods Ended September 30, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(4.32)%	(1.76)%	5.71%	5.64%	n/a
Without Sales Charge	0.46	3.18	6.74	6.15	n/a
Class C

With Sales Charge and CDSC‡	(2.26)	0.30	5.55	n/a	4.20%
Without Sales Charge and CDSC	(0.23)	2.25	5.77	n/a	4.40
Class D

With 1% CDSC	(1.21)	1.26	n/a	n/a	n/a
Without CDSC	(0.23)	2.25	5.77	5.18	n/a
Lehman Index**	1.43	4.60	6.77	6.77	5.95	#

Net Asset Value Per Share

	9/30/04	3/31/04	9/30/03
Class A	$8.27	$8.40	$8.34
Class C	8.27	8.42	8.34
Class D	8.27	8.42	8.34

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2004

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.326	$0.004	2.54%
Class C	0.251	0.004	1.75
Class D	0.251	0.004	1.77

Holdings by Market Sectorø

Revenue Bonds	80%
General Obligation Bondsøø	20

Weighted Average Maturity	19.8 years

Holdings by Credit Quality2ø

AAA	67%
AA	19
A	7
BBB	7

See footnotes on page 17.

9

Performance Overview and Portfolio Summary

Michigan Series

Investment Results

Total Returns
For Periods Ended September 30, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(3.54)%	(1.40)%	5.27%	5.56%	n/a
Without Sales Charge	1.26	3.51	6.30	6.07	n/a
Class C

With Sales Charge and CDSC‡	(1.21)	0.55	5.14	n/a	4.10%
Without Sales Charge and CDSC	0.81	2.59	5.35	n/a	4.31
Class D

With 1% CDSC	(0.18)	1.60	n/a	n/a	n/a
Without CDSC	0.81	2.59	5.35	5.09	n/a
Lehman Index**	1.43	4.60	6.77	6.77	5.95	#

Net Asset Value Per Share

	9/30/04	3/31/04	9/30/03
Class A	$8.57	$8.64	$8.64
Class C	8.56	8.63	8.63
Class D	8.56	8.63	8.63

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2004

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.345	$0.021	2.39%
Class C	0.268	0.021	1.60
Class D	0.268	0.021	1.61

Holdings by Market Sectorø

Revenue Bonds	56%
General Obligation Bondsøø	44

Weighted Average Maturity	16.7 years

Holdings by Credit Quality2ø

AAA	62%
AA	32
BBB	6

See footnotes on page 17.

10

Performance Overview and Portfolio Summary

Minnesota Series

Investment Results

Total Returns
For Periods Ended September 30, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(4.21)%	(1.47)%	4.74%	4.75%	n/a
Without Sales Charge	0.62	3.41	5.77	5.25	n/a
Class C

With Sales Charge and CDSC‡	(1.81)	0.47	4.63	n/a	3.64%
Without Sales Charge and CDSC	0.17	2.49	4.83	n/a	3.84
Class D

With 1% CDSC	(0.82)	1.49	n/a	n/a	n/a
Without CDSC	0.17	2.49	4.83	4.29	n/a
Lehman Index**	1.43	4.60	6.77	6.77	5.95	#

Net Asset Value Per Share

	9/30/04	3/31/04	9/30/03
Class A	$7.83	$7.94	$7.87
Class C	7.83	7.94	7.87
Class D	7.83	7.94	7.87

Dividend Per Share and Yield Information
For Periods Ended September 30, 2004

	Dividend†	SEC 30-Day Yield††
Class A	$0.303	2.73%
Class C	0.233	1.95
Class D	0.233	1.97

Holdings by Market Sectorø

Revenue Bonds	47%
General Obligation Bondsøø	53

Weighted Average Maturity	16.1 years

Holdings by Credit Quality2ø

AAA	58%
AA	28
A	11
BBB	1
Non-Rated	2

See footnotes on page 17.

11

Performance Overview and Portfolio Summary

Missouri Series

Investment Results

Total Returns For Periods Ended September 30, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(3.85)%	(1.58)%	5.28%	5.52%	n/a
Without Sales Charge	0.98	3.38	6.30	6.03	n/a
Class C

With Sales Charge and CDSC‡	(1.45)	0.32	5.15	n/a	4.03%
Without Sales Charge and CDSC	0.53	2.33	5.35	n/a	4.23
Class D

With 1% CDSC	(0.46)	1.33	n/a	n/a	n/a
Without CDSC	0.53	2.33	5.35	5.07	n/a
Lehman Index**	1.43	4.60	6.77	6.77	5.95	#

Net Asset Value Per Share

	9/30/04	3/31/04	9/30/03
Class A	$7.89	$7.97	$7.94
Class C	7.89	7.97	7.95
Class D	7.89	7.97	7.95

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2004

	Dividend†	Capital Gain†	SEC 30-Day Yield††

Class A	$0.298	$0.014	2.84%
Class C	0.227	0.014	2.06
Class D	0.227	0.014	2.08

Holdings by Market Sectorø

Revenue Bonds	73%
General Obligation Bondsøø	27

Weighted Average Maturity	16.0 years

Holdings by Credit Quality2ø

AAA	58%
AA	25
A	14
BBB	3

See footnotes on page 17.

12

Performance Overview and Portfolio Summary

New York Series

Investment Results

Total Returns
For Periods Ended September 30, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(4.33)%	(1.37)%	5.34%	5.94%	n/a
Without Sales Charge	0.44	3.60	6.36	6.46	n/a
Class C

With Sales Charge and CDSC‡	(1.92)	0.84	5.24	n/a	4.08%
Without Sales Charge and CDSC	0.11	2.79	5.46	n/a	4.27
Class D

With 1% CDSC	(0.87)	1.80	n/a	n/a	n/a
Without CDSC	0.11	2.79	5.46	5.50	n/a
Lehman Index**	1.43	4.60	6.77	6.77	5.95	#

Net Asset Value Per Share

	9/30/04	3/31/04	9/30/03
Class A	$8.27	$8.41	$8.34
Class C	8.29	8.42	8.35
Class D	8.29	8.42	8.35

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2004

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.343	$0.021	2.89%
Class C	0.268	0.021	2.11
Class D	0.268	0.021	2.13

Holdings by Market Sectorø

Revenue Bonds	72%
General Obligation Bondsøø	28

Weighted Average Maturity	20.1 years

Holdings by Credit Quality2ø

AAA	43%
AA	14
A	42
BBB	1

See footnotes on page 17.

13

Performance Overview and Portfolio Summary

Ohio Series

Investment Results

Total Returns For Periods Ended September 30, 2004

			Average Annual

	Six Months*		One Year		Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(3.74	) %	(1.28	) %	4.91%	5.30%	n/a
Without Sales Charge	1.09		3.69		5.93	5.80	n/a
Class C

With Sales Charge and CDSC‡	(1.32)		0.88		4.77	n/a	3.79%
Without Sales Charge and CDSC	0.63		2.87		4.99	n/a	3.98
Class D

With 1% CDSC	(0.36)		1.87		n/a	n/a	n/a
Without CDSC	0.63		2.87		4.99	4.87	n/a
Lehman Index**	1.43		4.60		6.77	6.77	5.95	#

Net Asset Value Per Share

	9/30/04	3/31/04	9/30/03
Class A	$8.10	$8.17	$8.14
Class C	8.15	8.22	8.18
Class D	8.15	8.22	8.18

Holdings by Market Sectorø

Revenue Bonds	70%
General Obligation Bondsøø	30
Weighted Average Maturity	19.2 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended September 30, 2004

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.314	$0.019	2.81%
Class C	0.241	0.019	2.03
Class D	0.241	0.019	2.05

Holdings by Credit Quality2ø

AAA	81%
AA	9
A	3
BBB	7

See footnotes on page 17.

14

Performance Overview and Portfolio Summary

Oregon Series

Investment Results

Total Returns For Periods Ended September 30, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(3.56)%	(1.24)%	5.01%	5.38%	n/a
Without Sales Charge	1.28	3.73	6.03	5.89	n/a
Class C

With Sales Charge and CDSC‡	(1.28)	0.80	4.84	n/a	3.89%
Without Sales Charge and CDSC	0.70	2.81	5.06	n/a	4.08
Class D

With 1% CDSC	(0.29)	1.81	n/a	n/a	n/a
Without CDSC	0.70	2.81	5.06	4.93	n/a
Lehman Index**	1.43	4.60	6.77	6.77	5.95	#

Net Asset Value Per Share

	9/30/04	3/31/04	9/30/03
Class A	$7.91	$7.97	$7.94
Class C	7.90	7.97	7.93
Class D	7.90	7.97	7.93

Holdings by Market Sectorø

Revenue Bonds	73%
General Obligation Bondsøø	27

Weighted Average Maturity	17.0 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended September 30, 2004

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.313	$0.007	3.03%
Class C	0.242	0.007	2.26
Class D	0.242	0.007	2.28

Holdings by Credit Quality2ø

AAA	42%
AA	36
A	12
BBB	10

See footnotes on page 17.

15

Performance Overview and Portfolio Summary

South Carolina Series

Investment Results

Total Returns For Periods Ended September 30, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A

With Sales Charge	(3.63)%	(0.45)%	5.31%	5.67%	n/a
Without Sales Charge	1.16	4.51	6.33	6.19	n/a
Class C

With Sales Charge and CDSC‡	(1.24)	1.59	5.19	n/a	4.08%
Without Sales Charge and CDSC	0.71	3.58	5.41	n/a	4.27
Class D

With 1% CDSC	(0.28)	2.58	n/a	n/a	n/a
Without CDSC	0.71	3.58	5.41	5.23	n/a
Lehman Index**	1.43	4.60	6.77	6.77	5.95	#

Net Asset Value Per Share

	9/30/04	3/31/04	9/30/03
Class A	$8.18	$8.24	$8.23
Class C	8.18	8.24	8.23
Class D	8.18	8.24	8.23

Holdings by Market Sectorø

Revenue Bonds	89%
General Obligation Bonds	11

Weighted Average Maturity	21.1 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended September 30, 2004

	Dividend†	Capital Gain†	SEC 30-Day Yield††

Class A	$0.304	$0.106	3.21%
Class C	0.231	0.106	2.44
Class D	0.231	0.106	2.47
Holdings by Credit Quality2ø

AAA	74%
AA	12
A	11
BBB	3

See footnotes on page 17.

16

Performance Overview and Portfolio Summary

[1]

The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

[2]

Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.

*	Returns for periods of less than one year are not annualized.
**

The Lehman Index is an unmanaged index that does not include any taxes, fees or sales charges. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

#	From 5/28/99.
‡	The CDSC is 1% for periods of 18 months or less.
ø	Percentages based on current market values of long-term holdings at September 30, 2004.
øø	Includes pre-refunded and escrowed-to-maturity securities.
†	Represents per share amount paid or declared for the year ended September 30, 2004.
††	Current yield, representing the annualized yield for the 30-day period ended September 30, 2004, has been computed in accordance with SEC regulations and will vary.

17

Understanding and Comparing Your Series’ Expenses

As a shareholder of a Series of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Series and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of April 1, 2004 and held for the entire six-month period ended September 30, 2004.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Series you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the Series’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Series. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Series and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical

Series	Beginning Account Value 4/1/04	Annualized Expense Ratio*	Ending Account Value 9/30/04	Expenses Paid During Period** 4/1/04 to 9/30/04	Ending Account Value 9/30/04	Expenses Paid During Period** 4/1/04 to 9/30/04

National

Class A	$1,000.00	0.89%	$1,008.30	$4.46	$1,020.55	$4.48
Class C	1,000.00	1.79	1,003.80	8.94	1,016.05	9.00
Class D	1,000.00	1.79	1,003.80	8.94	1,016.05	9.00

Colorado

Class A	1,000.00	0.92	1,014.20	4.62	1,020.40	4.63
Class C	1,000.00	1.81	1,009.70	9.07	1,015.95	9.10
Class D	1,000.00	1.81	1,009.70	9.07	1,015.95	9.10

Georgia

Class A	1,000.00	0.91	1,001.40	4.54	1,020.45	4.58
Class C	1,000.00	1.81	996.90	9.01	1,015.95	9.10
Class D	1,000.00	1.81	996.90	9.01	1,015.95	9.10

Louisiana

Class A	1,000.00	0.88	1,016.90	4.43	1,020.60	4.43
Class C	1,000.00	1.78	1,012.40	8.93	1,016.10	8.95
Class D	1,000.00	1.77	1,012.40	8.88	1,016.15	8.90

See footnotes on page 19.

18

Understanding and Comparing Your Series’ Expenses

			Actual		Hypothetical

Series	Beginning Account Value 4/1/04	Annualized Expense Ratio*	Ending Account Value 9/30/04	Expenses Paid During Period** 4/1/04 to 9/30/04	Ending Account Value 9/30/04	Expenses Paid During Period** 4/1/04 to 9/30/04

Maryland

Class A	$1,000.00	0.91%	$1,013.60	$4.57	$1,020.45	$4.58
Class C	1,000.00	1.82	1,010.30	9.12	1,015.90	9.15
Class D	1,000.00	1.81	1,010.30	9.07	1,015.95	9.10

Massachusetts

Class A	1,000.00	0.87	1,004.60	4.35	1,020.65	4.38
Class C	1,000.00	1.77	997.70	8.82	1,016.15	8.90
Class D	1,000.00	1.76	997.70	8.77	1,016.20	8.85

Michigan

Class A	1,000.00	0.85	1,012.60	4.27	1,020.75	4.28
Class C	1,000.00	1.76	1,008.10	8.81	1,016.20	8.85
Class D	1,000.00	1.76	1,008.10	8.81	1,016.20	8.85

Minnesota

Class A	1,000.00	0.85	1,006.20	4.25	1,020.75	4.28
Class C	1,000.00	1.75	1,001.70	8.73	1,016.25	8.80
Class D	1,000.00	1.75	1,001.70	8.73	1,016.25	8.80

Missouri

Class A	1,000.00	0.91	1,009.80	4.56	1,020.45	4.58
Class C	1,000.00	1.82	1,005.30	9.10	1,015.90	9.15
Class D	1,000.00	1.81	1,005.30	9.05	1,015.95	9.10

New York

Class A	1,000.00	0.86	1,004.40	4.30	1,020.70	4.33
Class C	1,000.00	1.76	1,001.10	8.78	1,016.20	8.85
Class D	1,000.00	1.76	1,001.10	8.78	1,016.20	8.85

Ohio

Class A	1,000.00	0.85	1,010.90	4.26	1,020.75	4.28
Class C	1,000.00	1.75	1,006.30	8.75	1,016.25	8.80
Class D	1,000.00	1.75	1,006.30	8.70	1,016.30	8.75

Oregon

Class A	1,000.00	0.88	1,012.80	4.42	1,020.60	4.43
Class C	1,000.00	1.78	1,007.00	8.91	1,016.10	8.95
Class D	1,000.00	1.78	1,007.00	8.91	1,016.10	8.95

South Carolina

Class A	1,000.00	0.90	1,011.60	4.51	1,020.50	4.53
Class C	1,000.00	1.80	1,007.10	9.01	1,016.00	9.05
Class D	1,000.00	1.80	1,007.10	9.01	1,016.00	9.05

*

Expenses of Class C and Class D shares are higher than expenses of Class A shares due to the higher 12b-1 fees paid by Class C and Class D shares. See the Fund’s prospectus for a description of each share class and its expenses and sales charges.

**

Expenses are equal to the Series’ annualized expense ratio based on actual expenses for the period April 1, 2004 to September 30, 2004, multiplied by the average account value over the period, multiplied by 183/366 (number of days in the period).

19

Portfolios of Investments
September 30, 2004

National Series

State	Face Amount	Municipal Bonds	Rating†	Value

Alaska — 0.9%	$705,000	Alaska Housing Finance Corporation Mortgage Rev., 5 3/4% due 6/1/2024*	Aaa	$732,467
Florida — 5.3%	4,000,000	Jacksonville Electric Authority (Electric System Rev.), 5 1/2% due 10/1/2041	Aa2	4,243,160
Georgia — 3.7%	2,865,000	Georgia State Housing and Finance Authority Rev. (Single Family Housing), 5 3/4% due 12/1/2031*	AAA‡	2,968,426
Indiana — 6.0%	4,500,000	Indiana State Educational Facilities Authority Rev. (University of Notre Dame), 5 1/4% due 3/1/2022	Aaa	4,794,030
Michigan — 3.0%	2,250,000	Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.), 6.20% due 9/1/2020	Baa1	2,376,878
Missouri — 6.2%	4,750,000	St. Louis Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 5 7/8% due 11/1/2026*	A1	4,895,873
New York — 5.7%	1,445,000	New York City GOs, 6 1/4% due 4/15/2027ø	Aaa	1,612,504
	1,675,000	New York City GOs, 6 1/4% due 4/15/2027	A2	1,825,616
	1,000,000	Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa	1,070,840
Tennessee — 6.6%	5,000,000	Shelby County Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5 3/8% due 7/1/2024	AA‡	5,198,850
Texas — 17.2%	3,700,000	Harris County Health Facilities Development Corp. Hospital Rev. (St. Luke’s Episcopal Hospital Project), 6 3/4% due 2/15/2021††	AAA‡	3,713,394
	1,750,000	Houston Airport Rev., 5.70% due 7/1/2030*	Aaa	1,783,495
	4,750,000	Potter County Industrial Development Corp. Pollution Control Rev. (Southwestern Public Service Company Project), 5 3/4% due 9/1/2016	Aaa	5,157,835
	1,320,000	San Antonio Electric & Gas Rev., 5 1/2% due 2/1/2020	Aa1	1,409,298
	1,055,000	San Antonio Electric & Gas Rev., 5 1/2% due 2/1/2020††	AAA‡	1,224,475
	320,000	Travis County Housing Finance Corporation (Single Family Mortgage Rev.), 6.95% due 10/1/2027	AAA‡	324,598
Virginia — 6.8%	5,000,000	Fairfax County Industrial Development Authority Health Care Rev. (Inova Health System Project), 6% due 8/15/2026	Aa2	5,379,250
Washington — 15.2%	2,500,000	Chelan County Public Utility District Rev., 5.60% due 1/1/2036*	Aaa	2,629,975
	3,325,000	King County Sewer GOs, 6 1/8% due 1/1/2033ø	Aaa	3,429,172
	5,520,000	Seattle Water System Rev., 5 5/8% due 8/1/2026	Aaa	5,981,969
Wisconsin — 12.4%	6,000,000	La Crosse Resource Recovery Rev. (Northern States Power Company Project), 6% due 11/1/2021*	A3	6,244,620
	1,000,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5 1/8% due 8/15/2033	A2	982,920
	2,500,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5 3/4% due 8/15/2030	A2	2,599,100
Wyoming — 5.4%	4,000,000	Sweetwater County Pollution Control Rev. (Idaho Power Company Project), 6.05% due 7/15/2026	A3	4,248,400

Total Municipal Bonds (Cost $70,514,147) — 94.4%				74,827,145

		Variable Rate Demand Notes

Pennsylvania — 0.2%	200,000	Lehigh County General Purpose Authority Rev. (Lehigh Valley Hospital) due 7/1/2029	VMIG 1	200,000
New York — 2.5%	1,400,000	New York City Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2025	VMIG 1	1,400,000
Florida — 1.8%	2,000,000	Sarasota County Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	2,000,000

Total Variable Rate Demand Notes (Cost $3,600,000) — 4.5%				3,600,000

Total Investments (Cost $74,114,147) — 98.9%				78,427,145

Other Assets Less Liabilities — 1.1%				844,616

Net Assets — 100.0%				$79,271,761

See footnotes on page 32.

20

Portfolios of Investments
September 30, 2004

Colorado Series

Face Amount	Municipal Bonds	Rating†	Value

$2,000,000	Adams County, CO Pollution Control Rev. (Public Service Co. of Colorado Project), 5 7/8% due 4/1/2014	Aaa	$2,006,780
1,000,000	Boulder, Larimer and Weld Counties, CO (Vrain Valley School District GOs), 5% due 12/15/2022	Aaa	1,040,100
1,000,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5 3/8% due 3/1/2023	Aaa	1,085,120
1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev. (NCMC, Inc. Project), 5 3/4% due 5/15/2024	Aaa	1,796,899
1,750,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025	A3	1,933,277
2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health Services Corporation), 5% due 12/1/2025	Aaa	2,287,283
1,750,000	Colorado Regional Transportation District Sales Tax Rev., 5% due 11/1/2024	Aaa	1,821,225
2,000,000	Colorado Springs, CO Utilities Rev., 5 3/8% due 11/15/2026	Aa2	2,116,280
1,605,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021	Aaa	1,705,168
105,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 6 7/8% due 9/1/2011	Aaa	105,445
2,000,000	Denver, CO City & County Certificates of Participation, 5 1/2% due 12/1/2025ø	Aaa	2,292,120
2,000,000	Denver, CO City & County Department of Aviation Airport System Rev., 5 1/2% due 11/15/2025	Aaa	2,143,480
1,200,000	Denver, CO City & County School District GOs, 5% due 12/1/2023	Aaa	1,241,352
2,500,000	Fort Collins, CO Pollution Control Rev. (Anheuser-Busch Project), 6% due 9/1/2031	A1	2,598,550
2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aaa	2,397,600
1,100,000	Northglenn, CO GOs Joint Water & Wastewater Utility, 6.80% due 12/1/2008††	Aaa	1,201,508
145,000	Pueblo County, CO Single Family Mortgage Rev., 7.05% due 11/1/2027	AAA‡	145,429
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1	1,618,005
1,750,000	University of Colorado Enterprise System Rev., 5 1/8% due 6/1/2028	Aaa	1,813,578
1,000,000	University of Colorado Hospital Authority Rev., 5 1/4% due 11/15/2022	Aaa	1,060,250
2,000,000	Virgin Islands Public Finance Authority Rev., 5 1/2% due 10/1/2022	BBB-‡	2,057,420

Total Municipal Bonds (Cost $32,028,152)— 95.0%			34,466,869

Variable Rate Demand Notes

400,000	Lincoln County, WY Pollution Control Rev. (Exxon Project) due 11/1/2014	P-1	400,000
900,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1	900,000

Total Variable Rate Demand Notes (Cost $1,300,000) — 3.6%			1,300,000

Total Investments (Cost $33,328,152) — 98.6%			35,766,869

Other Assets Less Liabilities — 1.4%			516,888

Net Assets — 100.0%			$36,283,757

Georgia Series

Face Amount	Municipal Bonds	Rating†	Value

$2,000,000	Atlanta, GA Airport Rev., 5 5/8% due 1/1/2030*	Aaa	$2,094,740
560,000	Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038ø	Aaa	622,121
1,000,000	Atlanta, GA Water & Wastewater Rev., 5 3/4% due 11/1/2025	Aaa	1,191,910
1,500,000	Barnesville – Lamar County Industrial Development Authority Rev. (Gordon College Properties Foundation), 5% due 8/1/2025	A3	1,501,050
1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 5.95% due 2/1/2032*	A1	1,313,550
1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 7.40% due 11/1/2010*	A1	1,203,750
1,270,000	Fulton County, GA Development Authority Rev. (Georgia Tech Athletic Association), 5 1/8% due 10/1/2032	Aaa	1,306,703
2,030,000	Georgia Housing & Finance Authority (Single Family Mortgage), 5.20% due 6/1/2029*	AAA‡	2,046,747

See footnotes on page 32.

21

Portfolios of Investments
September 30, 2004

Georgia Series (continued)

Face Amount	Municipal Bonds	Rating†	Value

$1,555,000	Georgia Housing & Finance Authority (Single Family Mortgage), 6.10% due 6/1/2031*	Aa2	$1,620,559
1,500,000	Georgia State GOs, 5 1/2% due 7/1/2017	Aaa	1,720,605
1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aaa	1,206,260
1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022	Aaa	1,892,958
1,500,000	Henry County, GA School District GOs, 6.45% due 8/1/2011	Aa3	1,742,535
1,500,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates (South Georgia Medical Center Project), 5 1/4% due 10/1/2027	Aaa	1,575,720
500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6 1/4% due 7/1/2018	A1	607,350
2,500,000	Peachtree City, GA Water & Sewerage Authority Sewer System Rev., 5.60% due 3/1/2027	Aa3	2,687,525
1,000,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 5 3/8% due 10/1/2029	Baa1	1,003,180
1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 6 1/2% due 11/1/2015††	Aaa	1,841,295
810,000	Private Colleges & Universities Authority Rev., GA (Spelman College Project), 6.20% due 6/1/2014	Aaa	829,140
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa1	1,078,610
1,250,000	Savannah, GA Economic Development Authority Pollution Control Rev., 4.95% due 5/1/2021	Baa2	1,254,975

Total Municipal Bonds (Cost $28,128,011) — 86.6%			30,341,283

	Variable Rate Demand Notes

1,665,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1	1,665,000
400,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2023	VMIG 1	400,000
1,000,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1	1,000,000
1,300,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	1,300,000

Total Variable Rate Demand Notes (Cost $4,365,000) — 12.4%			4,365,000

Total Investments (Cost $32,493,011) — 99.0%			34,706,283

Other Assets Less Liabilities — 1.0%			339,056

Net Assets — 100.0%			$35,045,339

Louisiana Series

Face Amount	Municipal Bonds	Rating†	Value

$2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5 3/4% due 12/1/2026*	Aa3	$2,568,150
1,025,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa	1,032,031
2,000,000	East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev., 5.90% due 2/1/2018ø	Aaa	2,058,640
2,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aaa	2,026,500
1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021	Aaa	1,047,200
1,000,000	Lafayette, LA Utilities Rev., 5 1/4% due 11/1/2024	Aaa	1,074,500
1,245,000	Louisiana Housing Finance Agency Mortgage Rev. (Single Family), 6.45% due 6/1/2027*	Aaa	1,290,754
2,500,000	Louisiana Public Facilities Authority Hospital Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025	Aaa	2,548,600
2,500,000	Louisiana Public Facilities Authority Rev. (Loyola University Project), 5 5/8% due 10/1/2016	Aaa	2,775,700
2,500,000	Louisiana Public Facilities Authority Rev. (Tulane University), 5 3/4% due 2/15/2021	Aaa	2,532,550
1,500,000	Louisiana State GOs, 5% due 4/15/2018	Aaa	1,602,075
2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Aaa	2,377,935
2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center), 5 3/4% due 5/15/2021	Aaa	2,771,375
140,000	Ouachita Parish, LA Industrial Development Rev. (International Paper Company), 6 1/2% due 4/1/2006	NR	140,472

See footnotes on page 32.

22

Portfolios of Investments
September 30, 2004

Louisiana Series (continued)

Face Amount	Municipal Bonds	Rating†	Value

$1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	Aaa	$1,263,800
2,500,000	Saint Bernard Parish, LA Exempt Facility Rev. (Mobil Oil Corporation Project), 5.90% due 11/1/2026*	Aaa	2,610,925
1,250,000	Saint Charles Parish, LA Environmental Improvement Rev. (Louisiana Power and Light Company Project), 6.20% due 5/1/2023*	Baa1	1,251,425
2,500,000	Shreveport, LA Airport System Rev., 5 3/8% due 1/1/2024*	Aaa	2,649,925
2,500,000	Shreveport, LA GOs, 5% due 3/1/2019	Aaa	2,658,800
1,555,000	Shreveport, LA GOs, 7 1/2% due 4/1/2006††	Aaa	1,681,717
1,570,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.), 7 1/4% due 12/1/2010††	Aaa	1,815,705

Total Municipal Bonds (Cost $37,366,962) — 92.2%			39,778,779

	Variable Rate Demand Notes

900,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute) due 2/15/2038	VMIG 1	900,000
400,000	New York City, NY GOs due 8/1/2016	VMIG 1	400,000
700,000	Port Authority of New York & New Jersey Special Obligation Rev. due 5/1/2019	VMIG 1	700,000
500,000	South Fork, PA Municipal Authority Hospital Rev. (Conemaugh Health System Project) due 7/1/2028	A-1‡	500,000

Total Variable Rate Demand Notes (Cost $2,500,000) — 5.8%			2,500,000

Total Investments (Cost $39,866,962) — 98.0%			42,278,779

Other Assets Less Liabilities — 2.0%			842,788

Net Assets — 100.0%			$43,121,567

Maryland Series

Face Amount	Municipal Bonds	Rating†	Value

$1,340,000	Anne Arundel County, MD GOs, 5 1/8% due 2/1/2027	Aa1	$1,379,249
3,000,000	Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and Electric Company Project), 6% due 4/1/2024	A2	3,079,200
1,205,000	Anne Arundel County, MD Special Obligation Refunding Bonds (Arundel Mills Project), 5 1/8% due 7/1/2024	Aa1	1,283,735
2,000,000	Baltimore, MD Consolidated Public Improvement GOs, 6 3/8% due 10/15/2006	Aaa	2,177,160
2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project), 6 1/2% due 10/1/2011	Aa3	2,612,750
2,000,000	Baltimore, MD Project Rev. (Water Projects), 5 1/2% due 7/1/2026ø	Aaa	2,297,240
1,025,000	Baltimore, MD Project Rev. (Water Projects), 5% due 7/1/2024††	Aaa	1,108,373
2,000,000	Baltimore, MD Wastewater Projects Rev., 5 1/8% due 7/1/2042	Aaa	2,049,580
1,500,000	Frederick County, MD GOs, 4.20% due 11/1/2017	Aa2	1,540,965
1,000,000	Howard County, MD Consolidated Public Improvement GOs, 5% due 8/15/2020ø	Aaa	1,117,750
2,375,000	Maryland Department of Transportation Project Certificates of Participation (Mass Transit Administration Project), 5 1/2% due 10/15/2025*	Aa2	2,489,190
1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Medical Center), 5 1/8% due 7/1/2028	Aaa	1,542,330
2,250,000	Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6% due 7/1/2037	Baa1	2,351,768
2,710,000	Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan Hospital), 5 3/4% due 7/1/2019††	Aaa	2,808,779
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5% due 7/1/2041	Aa2	2,021,540
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), 5 3/4% due 7/1/2026	Aaa	2,138,420
450,000	Morgan State University, MD Academic and Auxiliary Facilities Fees Rev., 5% due 7/1/2032	Aaa	462,982
1,775,000	Puerto Rico Electric Power Authority Power Rev., 5 1/4% due 7/1/2031	A3	1,844,261
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1	1,078,670

See footnotes on page 32.

23

Portfolios of Investments
September 30, 2004

Maryland Series (continued)

Face Amount	Municipal Bonds	Rating†	Value

$1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 3/8% due 7/1/2036	Baa1	$1,042,900
2,000,000	University System of Maryland Auxiliary Facility & Tuition Rev., 5% due 4/1/2013	Aa3	2,233,000

Total Municipal Bonds (Cost $36,484,717 — 88.8%)			38,659,842

	Variable Rate Demand Notes

100,000	New York City, NY GOs due 8/1/2016	VMIG 1	100,000
2,100,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037)	VMIG 1	2,100,000
2,000,000	Sublette County, WY Pollution Control Rev. (Exxon Project) due 7/1/2017*	P-1	2,000,000

Total Variable Rate Demand Notes (Cost $4,200,000) — 9.7%			4,200,000

Total Investments (Cost $40,684,717) — 98.5%			42,859,842

Other Assets Less Liabilities — 1.5%			656,709

Net Assets — 100.0%			$43,516,551

Massachusetts Series

Face Amount	Municipal Bonds	Rating†	Value

$4,000,000	Boston, MA Water & Sewer Commission General Rev., 5 1/4% due 11/1/2019	Aa2	$4,528,080
3,000,000	Martha’s Vineyard, MA Land Bank Rev., 5% due 5/1/2032	Aaa	3,062,220
5,000,000	Massachusetts Bay Transportation Authority General Transportation System Rev., 5 3/4% due 3/1/2026	Aa2	5,481,350
500,000	Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy & Allied Health Sciences), 5 3/4% due 7/1/2033	BBB‡	516,840
4,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6% due 7/1/2035ø	Aaa	4,677,080
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Newton-Wellesley Hospital), 6% due 7/1/2018	Aaa	5,238,650
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5 3/8% due 7/1/2024	Aaa	5,259,000
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5 3/4% due 7/1/2029	A2	5,134,450
3,500,000	Massachusetts Health & Educational Facilities Authority Rev. (Williams College), 5 3/4% due 7/1/2019	Aa1	3,742,585
2,335,000	Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage), 5 1/2% due 7/1/2030*	Aaa	2,349,710
255,000	Massachusetts Housing Finance Agency Rev. (Single Family Housing), 5 1/2% due 12/1/2030*	Aaa	256,074
2,000,000	Massachusetts Industrial Finance Agency Electric Utility Rev. (Nantucket Electric Company Project), 5 7/8% due 7/1/2017*	Aaa	2,139,620
3,000,000	Massachusetts Industrial Finance Agency Rev. (College of the Holy Cross), 5 5/8% due 3/1/2026	Aaa	3,176,730
3,500,000	Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5 3/8% due 9/1/2023ø	Aaa	3,950,415
2,000,000	Massachusetts Industrial Finance Agency Rev. (Suffolk University), 5 1/4% due 7/1/2027	Aaa	2,089,600
3,880,000	Massachusetts Port Authority Special Facilities Rev. (BOSFUEL Project), 5 3/4% due 7/1/2039*	Aaa	4,194,707
2,500,000	Massachusetts State Consolidated Loan GOs, 5 7/8% due 2/1/2020ø	Aa2	2,867,325
1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program, 5 1/2% due 8/1/2029	Aaa	1,079,550
4,500,000	Massachusetts Water Resources Authority Rev., 5 3/4% due 8/1/2039	Aaa	5,000,895
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1	4,314,680
2,500,000	Route 3 North Transportation Improvement Association, MA Lease Rev., 5 3/8% due 6/15/2033ø	Aaa	2,815,825

Total Municipal Bonds (Cost $64,545,475) — 89.9%			71,875,386

	Variable Rate Demand Notes

800,000	Lincoln County, WY Pollution Control Rev. (Exxon Project) due 11/1/2014	P-1	800,000
560,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program) due 1/1/2035	VMIG 1	560,000
1,055,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1	1,055,000

See footnotes on page 32.

24

Portfolios of Investments
September 30, 2004

Massachusetts Series (continued)

Face Amount	Variable Rate Demand Notes	Rating†	Value

$1,200,000	New York City, NY GOs Subseries B7 due 8/15/2018	VMIG 1	$1,200,000
1,200,000	New York City, NY GOs Subseries E5 due 8/1/2015	VMIG 1	1,200,000
2,600,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2023	VMIG 1	2,600,000

Total Variable Rate Demand Notes (Cost $7,415,000) — 9.3%			7,415,000

Total Investments (Cost $71,960,475) — 99.2%			79,290,386

Other Assets Less Liabilities — 0.8%			664,529

Net Assets — 100.0%			$79,954,915

Michigan Series

Face Amount	Municipal Bonds	Rating†	Value

$1,280,000	Board of Regents of Eastern Michigan University General Rev., 5 5/8% due 6/1/2030	Aaa	$1,400,755
2,000,000	Capital Region Airport Authority, MI Airport Rev., 5 1/4% due 7/1/2021*	Aaa	2,099,780
5,000,000	Detroit, MI GOs, 5 1/2% due 4/1/2016ø	Aaa	5,468,850
1,455,000	Detroit, MI Water Supply System Rev., 6 1/4% due 7/1/2012††	Aaa	1,522,352
3,000,000	Forest Hills, MI Public Schools GOs, 5 1/2% due 5/1/2021	Aa2	3,301,950
2,000,000	Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare Obligated Group), 5% due 7/1/2028	Aaa	2,023,060
2,500,000	Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5 1/2% due 5/15/2028	Aaa	2,654,050
3,000,000	Kent County, MI Airport Rev., 6.10% due 1/1/2025*ø	Aaa	3,091,590
3,000,000	Lansing, MI Building Authority Rev., 5.60% due 6/1/2019	Aa3	3,099,390
3,250,000	Marquette, MI Hospital Finance Authority Rev. (Marquette General Hospital), 6.10% due 4/1/2019	Aaa	3,490,273
1,150,000	Michigan Public Power Agency Rev. (Belle River Project), 5 1/4% due 1/1/2018	Aaa	1,297,947
1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5 1/2% due 6/1/2027	Aaa	1,075,790
3,000,000	Michigan State Building Authority Rev., 5% due 10/15/2024	Aa2	3,095,100
2,380,000	Michigan State Comprehensive Transportation Improvement Rev. (Ports, Airport and Marina Improvements), 5 1/4% due 5/15/2020	Aaa	2,567,258
1,615,000	Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019	Aa1	1,689,080
3,385,000	Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019ø	Aa1	3,554,284
6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group), 6 1/8% due 11/15/2026ø	AAA‡	6,987,180
5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services Obligated Group), 5 3/4% due 8/15/2026††	Aa2	5,803,193
4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group), 5 1/8% due 8/15/2025	Aaa	4,109,960
5,000,000	Michigan State Hospital Finance Authority Rev. (Sparrow Obligated Group), 6% due 11/15/2036	Aaa	5,428,450
4,000,000	Michigan State Housing Development Authority Rev. (Single Family Mortgage), 6.05% due 12/1/2027	AA+‡	4,151,040
6,000,000	Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.), 6.20% due 9/1/2020	Baa1	6,338,340
5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aaa	5,102,250
6,300,000	Oxford, MI Area Community Schools GOs, 5 1/2% due 5/1/2021	Aaa	6,652,926
2,000,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2021	Aaa	2,276,620
500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2020	Aaa	586,350
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5 1/2% due 10/1/2040	Aaa	2,702,775
3,000,000	Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital), 5 1/4% due 1/1/2020	Aa3	3,065,340
5,000,000	Walled Lake, MI Consolidated School District GOs, 5 1/2% due 5/1/2022	Aa1	5,503,250
5,000,000	Western Michigan State University Rev., 5 1/8% due 11/15/2022	Aaa	5,293,500

Total Municipal Bonds (Cost $97,652,571) — 94.0%			105,432,683

See footnotes on page 32.

25

Portfolios of Investments
September 30, 2004

Michigan Series (continued)

Face Amount	Variable Rate Demand Notes	Rating†	Value

$600,000	Lincoln County, WY Pollution Control Rev. (Exxon Project) due 11/1/2014	P-1	$600,000
2,500,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute) due 2/15/2038	VMIG 1	2,500,000
2,000,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1	2,000,000

Total Variable Rate Demand Notes (Cost $5,100,000) — 4.5%			5,100,000

Total Investments (Cost $102,752,571) — 98.5%			110,532,683

Other Assets Less Liabilities — 1.5%			1,693,564

Net Assets — 100.0%			$112,226,247

Minnesota Series

Face Amount	Municipal Bonds	Rating†	Value

$2,350,000	Burnsville – Eagan – Savage, MN Independent School District GOs, 5 1/8% due 2/1/2017	Aa2	$2,492,715
2,000,000	Cuyana Range Hospital District, MN Health Facilities Rev., 6% due 6/1/2029	NR	1,931,480
2,000,000	Dakota County, MN Community Development Agency GOs, 5 1/4% due 1/1/2019	Aa1	2,149,400
3,545,000	Fridley, MN Independent School District GOs, 5.35% due 2/1/2021ø	Aaa	3,587,256
5,000,000	Minneapolis – Saint Paul, MN Housing & Redevelopment Authority Health Care Rev. (Children’s Health Care), 5 1/2% due 8/15/2025ø	Aaa	5,266,600
5,000,000	Minneapolis – Saint Paul, MN Metropolitan Airports Commission Rev., 5 3/4% due 1/1/2032	Aaa	5,514,600
2,440,000	Minneapolis, MN GOs, 5% due 12/1/2016	Aa1	2,657,258
4,725,000	Minneapolis, MN Rev. (University Gateway Project), 5 1/4% due 12/1/2024	Aa2	5,003,775
1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022	Aaa	1,236,200
75,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project,) 5.15% due 12/1/2022ø	Aaa	83,199
2,000,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5.40% due 10/1/2022	A3	2,124,140
2,500,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College), 5 1/4% due 4/1/2029	A2	2,533,900
1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of Saint Catherine), 5 3/8% due 10/1/2032	Baa1	1,029,800
2,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2022	A2	2,916,275
1,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2023	A2	1,832,155
2,000,000	Minnesota Public Facilities Authority Water Pollution Control Rev., 6 1/4% due 3/1/2015ø	Aaa	2,038,920
5,000,000	Minnesota State GOs, 5.70% due 5/1/2016	Aa1	5,262,400
4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa	4,507,800
5,000,000	North Saint Paul – Maplewood, MN Independent School District GOs, 5 1/8% due 2/1/2025	Aa2	5,075,250
2,000,000	Northfield, MN Independent School District GOs, 5 1/4% due 2/1/2017ø	Aa2	2,023,180
1,395,000	Ramsey County, MN GOs, 5% due 2/1/2017	Aaa	1,517,732
3,000,000	Rochester, MN Electric Utility Rev., 5 1/4% due 12/1/2024	Aaa	3,185,010
1,000,000	Rochester, MN Electric Utility Rev., 5 1/4% due 12/1/2030	Aaa	1,045,180
2,575,000	Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2016ø	AAA‡	2,697,596
2,715,000	Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2017ø	AAA‡	2,844,261
3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital Obligated Group), 5 7/8% due 5/1/2030	Aaa	4,174,088
4,000,000	Southern Minnesota Municipal Power Agency – Power Supply System Rev., 5% due 1/1/2012	Aaa	4,446,120
7,250,000	Western Minnesota Municipal Power Agency – Power Supply Rev., 6 3/8% due 1/1/2016††	Aaa	8,346,635

Total Municipal Bonds (Cost $81,804,187) — 94.4%			87,522,825

See footnotes on page 32.

26

Portfolios of Investments
September 30, 2004

Minnesota Series (continued)

Face Amount	Variable Rate Demand Notes	Rating†	Value

$650,000	New York City, NY GOs due 8/1/2010	VMIG 1	$650,000
515,000	New York City, NY GOs Subseries A-8 due 8/1/2017	VMIG 1	515,000
2,500,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1	2,500,000
500,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	500,000

Total Variable Rate Demand Notes (Cost $4,165,000) — 4.5%			4,165,000

Total Investments (Cost $85,969,187) — 98.9%			91,687,825

Other Assets Less Liabilities — 1.1%			1,039,337

Net Assets — 100.0%			$92,727,162

Missouri Series

Face Amount	Municipal Bonds	Rating†	Value

$2,000,000	Curators of the University of Missouri Health Facilities Rev. (University of Missouri Health System), 5.60% due 11/1/2026	Aaa	$2,135,180
1,500,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5 3/4% due 3/1/2022	Aaa	1,598,415
1,250,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aaa	1,308,100
2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter & Gamble Company Paper Products Project), 5.20% due 3/15/2029*	Aa3	2,105,480
65,000	Missouri School Boards Pooled Financing Program Certificates of Participation, 7 3/8% due 3/1/2006	Aaa	66,522
275,000	Missouri School Boards Pooled Financing Program Certificates of Participation, 7% due 3/1/2006	Aaa	281,012
1,750,000	Missouri State Board of Public Buildings Special Obligation Rev., 5 1/8% due 5/1/2026	Aa1	1,812,982
1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 5% due 7/1/2023	Aaa	1,047,430
185,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 6.55% due 7/1/2014	Aaa	185,731
2,500,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (Union Electric Company Project), 5.45% due 10/1/2028*	A1	2,567,350
2,000,000	Missouri State GOs, 5 5/8% due 4/1/2017ø	Aaa	2,080,040
2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical Centers Project), 5 1/4% due 6/1/2015	Aaa	2,781,900
1,500,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care), 5 1/4% due 6/1/2028	Aaa	1,556,025
2,400,000	Missouri State Health & Educational Facilities Authority Rev. (St. Louis University), 5.20% due 10/1/2026	Aaa	2,462,592
355,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.90% due 9/1/2028*	AAA‡	362,544
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa1	1,078,610
1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply), 5.10% due 12/1/2025	Aaa	1,028,960
1,500,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016	A1	1,871,025
1,500,000	St. Louis, MO Municipal Finance Corporation (City Justice Center Leasehold Improvement Rev.), 5.95% due 2/15/2016ø	Aaa	1,613,085
2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project), 5 3/4% due 10/15/2016††	Aa2	2,327,780
1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020	AA+‡	1,683,600

Total Municipal Bonds (Cost $29,469,743 )— 92.9%			31,954,363

See footnotes on page 32.

27

Portfolios of Investments
September 30, 2004

Missouri Series (continued)

Face Amount	Variable Rate Demand Notes	Rating†	Value

$650,000	New York City, NY GOs due 8/1/2017	VMIG 1	$650,000
900,000	New York City, NY GOs due 8/1/2009	VMIG 1	900,000
400,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1	400,000

Total Variable Rate Demand Notes (Cost $1,950,000) — 5.7%			1,950,000

Total Investments (Cost $31,419,743) — 98.6%			33,904,363

Other Assets Less Liabilities — 1.4%			479,280

Net Assets — 100.0%			$34,383,643

New York Series

Face Amount	Municipal Bonds	Rating†	Value

$2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev. (The College of Saint Rose Project), 5 3/8% due 7/1/2031	Aaa	$2,646,675
1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 4/1/2023ø	Aaa	1,128,210
2,950,000	Metropolitan Transportation Authority, NY (State Service Contract), 5 1/8% due 1/1/2029	A3	3,015,077
2,250,000	Monroe County, NY Water Authority Water System Rev., 5 1/4% due 8/1/2036	Aa3	2,333,182
530,000	New York City, NY GOs, 6% due 5/15/2030	A2	587,208
2,395,000	New York City, NY GOs, 6% due 5/15/2030ø	A2	2,802,294
620,000	New York City, NY GOs, 6 1/4% due 4/15/2027ø	Aaa	691,870
720,000	New York City, NY GOs, 6 1/4% due 4/15/2027	A2	784,742
5,000	New York City, NY GOs, 7 1/4% due 8/15/2024	A2	5,020
4,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., 5 1/2% due 6/15/2033	Aa2	4,277,280
1,000,000	New York City, NY Trust for Cultural Resources Rev. (The Museum of Modern Art), 5 1/8% due 7/1/2031	Aaa	1,031,860
125,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5 3/4% due 8/15/2022	A3	135,404
3,375,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5 3/4% due 8/15/2022ø	A3	3,736,463
4,000,000	New York State Dormitory Authority Rev. (Rochester Institute of Technology), 5 1/2% due 7/1/2018	Aaa	4,367,960
2,000,000	New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028	Aaa	2,045,980
1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital), 5 3/8% due 7/1/2025	Aaa	1,569,960
1,250,000	New York State Dormitory Authority Rev. (Yeshiva University), 5% due 7/1/2030	Aaa	1,273,563
4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev. (KeySpan Corporation), 5 1/2% due 1/1/2021	Aaa	4,226,520
120,000	New York State Environmental Facilities Corporation (State Water Pollution Control Revolving Fund Rev.), 6.90% due 11/15/2015	Aaa	123,138
1,490,000	New York State Environmental Facilities Corporation (State Water Pollution Control Revolving Fund Rev.), 6.90% due 11/15/2015ø
1,390,000	New York State Environmental Facilities Corporation (State Water Pollution Control Revolving Fund Rev.), 6.90% due 11/15/2015ø	Aaa	1,427,016
3,000,000	New York State Housing Finance Agency Rev. (Phillips Village Project), 7 3/4% due 8/15/2017*	A2	3,095,940
3,000,000	New York State Local Government Assistance Corp., 6% due 4/1/2024ø	AAA‡	3,125,820
835,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5 1/2% due 10/1/2028*	Aa1	856,050
490,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.65% due 4/1/2030*	Aa1	514,098
2,000,000	New York State Thruway Authority Service Contract Rev., 6 1/4% due 4/1/2014ø	A3	2,086,380
2,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5 1/4% due 3/15/2032	A1	2,076,140
1,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5% due 3/15/2033	A1	1,015,140

See footnotes on page 32.

28

Portfolios of Investments
September 30, 2004

New York Series (continued)

Face Amount	Municipal Bonds	Rating†	Value

$4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev. (Bristol-Myers Squibb Co. Project), 5 3/4% due 3/1/2024*	A1	$4,460,160
2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6 1/8% due 6/1/2094	A1	2,613,667
500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa1	539,305
2,500,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev. (Polytechnic Institute Dormitory Project), 5 1/8% due 8/1/2029	A1	2,552,550
2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev. (Clarkson University Project), 5 1/2% due 7/1/2029	A3	2,338,875
1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5 1/2% due 1/1/2030ø	AAA‡	2,075,598
2,500,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa3	2,537,775
4,000,000	Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa	4,283,360

Total Municipal Bonds (Cost $68,565,998) — 92.5%			73,909,959

	Variable Rate Demand Notes

1,300,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute) due 2/15/2038	VMIG 1	1,300,000
1,000,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1	1,000,000
800,000	New York City, NY GOs due 8/15/2017	VMIG 1	800,000
1,900,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	1,900,000

Total Variable Rate Demand Notes (Cost $5,000,000)— 6.3%			5,000,000

Total Investments (Cost $73,565,998)— 98.8%			78,909,959

Other Assets Less Liabilities — 1.2%			956,783

Net Assets — 100.0%			$79,866,742

Ohio Series

Face Amount	Municipal Bonds	Rating†	Value

$2,250,000	Beavercreek Local School District, OH GOs (School Improvement Bonds), 5.70% due 12/1/2020	Aaa	$2,427,120
2,000,000	Butler County, OH Transportation Improvement District Highway Improvement Rev., 5 1/8% due 4/1/2017	Aaa	2,165,880
3,600,000	Cincinnati, OH GOs, 6% due 12/1/2035	Aa1	4,087,188
4,000,000	Cleveland, OH Airport System Rev., 5 1/8% due 1/1/2027*	Aaa	4,055,520
5,000,000	Cleveland, OH Public Power System Rev., 5% due 11/15/2024	Aaa	5,114,850
85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5 3/4% due 1/1/2021	Aaa	90,381
3,915,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5 3/4% due 1/1/2021ø	Aaa	4,183,686
2,500,000	Columbus, OH GOs, 5% due 5/15/2011	Aaa	2,781,000
7,000,000	Franklin County, OH GOs, 5 3/8% due 12/1/2020	Aaa	7,731,920
4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5 1/4% due 5/1/2031	Aaa	4,156,960
1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.20% due 5/1/2029	Aa2	1,270,700
2,500,000	Hamilton County, OH Sewer System Rev., 5 1/2% due 12/1/2017ø	Aaa	2,610,375
2,000,000	Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric Company Project), 5.45% due 1/l/2024	Aaa	2,044,860
6,500,000	Ohio Air Quality Development Authority Rev. (JMG Project), 6 3/8% due 1/1/2029*	Aaa	6,652,880
1,835,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 5.40% due 9/1/2029*	Aaa	1,872,324
1,625,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 6.10% due 9/1/2028*	Aaa	1,667,120
2,500,000	Ohio State Environmental Facilities Rev. (Ford Motor Company Project), 6.15% due 6/1/2030*	Baa1	2,562,625
4,000,000	Ohio State Higher Educational Facilities Commission Rev. (University of Dayton Project), 5.40% due 12/1/2022	Aaa	4,326,680

See footnotes on page 32.

29

Portfolios of Investments
September 30, 2004

Ohio Series (continued)

Face Amount	Municipal Bonds	Rating†	Value

$2,120,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2012	Aaa	$2,357,800
2,230,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2013	Aaa	2,481,165
1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038*	A1	1,052,490
1,000,000	Ohio State University (General Receipts Bonds), 5 1/8% due 12/1/2031	Aa2	1,031,430
3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/1/2029	Aa2	3,330,240
5,000,000	Ohio State Water Development Authority Rev. (Community Assistance), 5 3/8% due 12/1/2024	Aaa	5,395,500
7,500,000	Ohio State Water Development Authority Rev. (Fresh Water), 5 1/8% due 12/1/2023	Aaa	7,899,375
1,340,000	Ohio State Water Development Authority Rev. (Safe Water), 9 3/8% due 12/1/2010††	Aaa	1,570,212
2,500,000	Ohio State Water Development Authority Solid Waste Disposal Rev. (North Star BHP Steel, L.L.C. Project – Cargill, Incorporated, Guarantor), 6.30% due 9/1/2020*	A2	2,618,925
1,500,000	Ohio Turnpike Authority Rev., 5 1/4% due 2/15/2031	Aaa	1,565,790
3,000,000	Ohio Turnpike Commission Rev., 5 1/2% due 2/15/2026	Aaa	3,417,930
1,465,000	Pickerington Local School District, OH School Building Construction GOs, 8% due 12/1/2005††	Aaa	1,525,680
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1	4,314,680
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5 1/2% due 10/1/2040	Aaa	2,702,775
2,500,000	Twinsburg, OH City School District,, School Improvement GOs, 5.90% due 12/1/2021ø	Aaa	2,758,326
2,300,000	University of Toledo, OH (General Receipts Bonds), 5 1/8% due 6/1/2030	Aaa	2,364,929

Total Municipal Bonds (Cost $99,076,134) — 91.1%			106,189,316

	Variable Rate Demand Notes

1,500,000	Lincoln County, WY Pollution Control Rev. Series C (Exxon Project) due 7/1/2017*	P-1	1,500,000
3,000,000	New York City, NY GOs due 10/1/2023	VMIG 1	3,000,000
100,000	New York City, NY GOs due 8/1/2010	VMIG 1	100,000
1,100,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2025	VMIG 1	1,100,000
955,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1	955,000
2,000,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1	2,000,000
300,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	300,000

Total Variable Rate Demand Notes (Cost $8,955,000) — 7.7%			8,955,000

Total Investments (Cost $108,031,134) — 98.8%			115,144,316

Other Assets Less Liabilities — 1.2%			1,416,255

Net Assets — 100.0%			$116,560,571

Oregon Series

Face Amount	Municipal Bonds	Rating†	Value

$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health Services Project), 5 1/8% due 10/1/2028	A-‡	$2,007,680
2,000,000	Chemeketa, OR Community College District GOs, 5.95% due 6/1/2016ø	Aaa	2,134,820
1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5 1/4% due 2/15/2018	Aa3	1,580,280
1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5 1/4% due 5/1/2021	Aa3	1,050,990
2,000,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks & Recreation District), 5.70 due 4/1/2013††	A-‡	2,255,520
1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025	Aaa	1,030,950
795,000	Eugene, OR Trojan Nuclear Project Rev., 5.90% due 9/1/2009	Aaa	803,427
1,250,000	Multnomah County, OR Educational Facility Rev. (University of Portland), 5% due 4/1/2018	Aaa	1,333,925

See footnotes on page 32.

30

Portfolios of Investments
September 30, 2004

Oregon Series (continued)

Face Amount	Municipal Bonds	Rating†	Value

$1,000,000	Multnomah County, OR Hospital Facilities Authority Rev. (Providence Health System), 5 1/4% due 10/1/2024	Aa3	$1,059,050
1,750,000	Multnomah County, OR School District GOs, 5 1/2% due 6/1/2015ø	A1	1,855,070
2,000,000	Northern Wasco County, OR People’s Utility District Rev. (McNary Dam Fishway Project), 5.20% due 12/1/2024	Aaa	2,044,000
2,000,000	Oregon Department of Administrative Services Certificates of Participation, 5% due 5/1/2026	Aaa	2,049,380
1,000,000	Oregon Department of Administrative Services Certificates of Participation, 6% due 5/1/2026ø	Aaa	1,166,000
2,000,000	Oregon Department of Transportation Highway User Tax Rev., 5 1/8% due 11/15/2026	Aa1	2,081,820
1,250,000	Oregon Health Sciences University Rev., 5 1/4% due 7/1/2028	Aaa	1,275,887
1,000,000	Oregon Health Sciences University Rev., 5% due 7/1/2032	Aaa	1,022,660
2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Linfield College Project), 5 1/4% due 10/1/2023	Baa1	2,029,800
2,500,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Reed College Project), 5 3/8% due 7/1/2025	AA-‡	2,575,450
2,000,000	Oregon Housing & Community Services Department Housing & Finance Rev. (Assisted or Insured Multi-Unit Program), 5 3/4% due 7/1/2012	Aa2	2,021,400
2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family Housing), 6.05% due 7/1/2042*	Aa2	2,066,740
2,500,000	Oregon State Bond Bank Rev. (Oregon Economic & Community Development Department), 5 1/2% due 1/1/2026	Aaa	2,696,500
475,000	Oregon State GOs (Veterans’ Welfare), 5 7/8% due 10/1/2018	Aa3	491,392
500,000	Oregon State GOs (Veterans’ Welfare), 9% due 10/1/2006	Aa3	568,060
1,500,000	Port of Portland, OR International Airport Rev., 5 5/8% due 7/1/2026*	Aaa	1,589,025
500,000	Port of Portland, OR International Airport Rev., 5 3/4% due 7/1/2025*	Aaa	515,670
950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*ø	Aaa	1,158,478
2,000,000	Portland, OR Sewer System Rev., 5% due 6/1/2015	Aaa	2,107,060
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026ø	Baa1	1,078,610
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5 3/8% due 7/1/2036	Baa1	1,564,350
1,000,000	Puerto Rico Ports Authority Rev., 7% due 7/1/2014*	Aaa	1,023,500
2,000,000	Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018	AA-‡	2,075,020
1,000,000	Umatilla County, OR Hospital Facility Authority Rev. (Catholic Health Initiatives), 5 1/2% due 3/1/2032	Aa2	1,050,730
500,000	Virgin Islands Public Finance Authority Rev., 5 1/2% due 10/1/2022	BBB-‡	514,355
2,355,000	Washington County, OR GOs, 5% due 6/1/2026	Aa2	2,405,727

Total Municipal Bonds (Cost $48,934,444) — 88.1%			52,283,326

	Variable Rate Demand Notes

100,000	Lehigh County, PA General Purpose Authority Rev. (Lehigh Valley Hospital% due 7/1/2029	VMIG 1	100,000
1,000,000	New York City, NY GOs% due 8/1/2016	VMIG 1	1,000,000
1,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev.% due 6/15/2023	VMIG 1	1,000,000
2,000,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1	2,000,000
1,200,000	Port Authority of New York & New Jersey Special Obligation Rev. due 5/1/2019	VMIG 1	1,200,000

Total Variable Rate Demand Notes (Cost $5,300,000) — 8.9%			5,300,000

Total Investments (Cost $54,234,444) — 97.0%			57,583,326

Other Assets Less Liabilities — 3.0%			1,756,869

Net Assets — 100.0%			$59,340,195

South Carolina Series

Face Amount	Municipal Bonds	Rating†	Value

$4,000,000	Berkeley County, SC GOs, 5% due 9/1/2028	Aaa	$4,106,120
1,585,000	Berkeley County, SC Water & Sewer Rev., 5 1/4% due 6/1/2023	Aaa	1,700,023

See footnotes on page 32.

31

Portfolios of Investments
September 30, 2004

South Carolina Series (continued)

Face Amount	Municipal Bonds	Rating†	Value

$5,000,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	Aaa	$5,275,850
2,500,000	Darlington County, SC Industrial Development Rev. (Sonoco Products Company Project), 6% due 4/1/2026*	A2	2,632,875
1,000,000	Georgetown County, SC Environmental Improvement Rev. (International Paper Company), 5.95% due 3/15/2014	Baa2	1,121,320
4,000,000	Grand Stand, SC Water & Sewer Authority Rev., 5% due 6/1/2031	Aaa	4,065,960
2,000,000	Greenville, SC Hospital System, Rev., 5 1/4% due 5/1/2023	Aa3	2,037,820
3,760,000	Horry County, SC School District GOs, 5 1/8% due 3/1/2022	Aa1	3,996,692
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5 1/2% due 11/1/2032	A2	2,057,800
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5 1/8% due 11/1/2026	Aaa	2,051,900
1,500,000	North Charleston, SC Sewer District, Rev., 6 3/8% due 7/1/2012	Aaa	1,806,330
1,250,000	Piedmont, SC Municipal Power Agency Electric Rev., 6 1/4% due 1/1/2021	Aaa	1,529,538
1,500,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2021	Aaa	1,707,465
2,320,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2023	Aaa	2,614,408
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa1	1,078,670
2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Higher Education Rev. (Inter American University of Puerto Rico Project), 5% due 10/1/2022	Aaa	2,612,150
4,000,000	Rock Hill, SC Utility System Rev., 5% due 1/1/2030	Aaa	4,081,000
3,000,000	South Carolina Jobs – Economic Development Authority Hospital Rev. (Anderson Area Medical Center, Inc.),
	5 1/4% due 2/1/2018	AA-‡	3,121,920
4,000,000	South Carolina Jobs – Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.),
	5 5/8% due 11/15/2030	A3	4,066,160
5,000,000	South Carolina Public Service Authority Rev., 5 7/8% due 1/1/2023	Aaa	5,327,450
3,715,000	South Carolina State Housing, Finance & Development Authority Mortgage Rev., 5.40% due 7/1/2029*	Aaa	3,769,350
5,000,000	South Carolina State Ports Authority Rev., 5.30% due 7/1/2026*	Aaa	5,134,700
5,000,000	South Carolina Transportation Infrastructure Bank Rev., 5 3/8% due 10/1/2024	Aaa	5,393,900
2,500,000	Spartanburg, SC Water System Rev., 5% due 6/1/2027	Aaa	2,538,400
3,000,000	University of South Carolina Rev., 5 3/4% due 6/1/2026	Aaa	3,179,880

Total Municipal Bonds (Cost $72,453,811) — 90.5%			77,007,681

	Variable Rate Demand Notes

1,450,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital) due 8/15/2026	VMIG 1	1,450,000
1,700,000	New York City, NY GOs Subseries B7 due 8/15/2018	VMIG 1	1,700,000
950,000	New York City, NY GOs due 8/1/2010	VMIG 1	950,000
2,000,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1	2,000,000
1,000,000	Spartanburg County, SC Health Services District, Inc. Hospital Rev. due 4/15/2023	A-1+‡	1,000,000

Total Variable Rate Demand Notes (Cost $7,100,000) — 8.3%			7,100,000

Total Investments (Cost $79,553,811) — 98.8%			84,107,681

Other Assets Less Liabilities —1.2%			1,039,440

Net Assets — 100.0%			$85,147,121

†

Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA. Ratings have not been audited by Deloitte & Touche LLP.

††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

32

Statements of Assets and Liabilities
September 30, 2004

	National Series	Colorado Series	Georgia Series	Louisiana Series	Maryland Series	Massachusetts Series	Michigan Series

Assets:

Investments, at value* (see portfolios of investments):
Long-term holdings	$74,827,145	$34,466,869	$30,341,283	$39,778,779	$38,659,842	$71,875,386	$105,432,683
Short-term holdings	3,600,000	1,300,000	4,365,000	2,500,000	4,200,000	7,415,000	5,100,000

Total investments*	78,427,145	35,766,869	34,706,283	42,278,779	42,859,842	79,290,386	110,532,683
Cash	41,479	13,482	5,003	174,841	76,900	18,547	67,413
Interest receivable	1,029,224	592,326	422,653	698,772	680,968	861,494	1,854,639
Expenses prepaid to shareholder service agent	14,338	6,437	6,437	6,730	8,193	14,923	20,483
Receivable for Capital Stock sold	95	—	172	14,467	—	191	44,900
Receivable for securities sold	—	—	—	75,000	10,000	—	—
Other	4,426	1,800	1,785	3,117	2,287	3,971	5,660

Total Assets	79,516,707	36,380,914	35,142,333	43,251,706	43,638,190	80,189,512	112,525,778

Liabilities:

Dividends payable	123,489	49,881	40,415	61,971	52,323	111,684	156,764
Management fee payable	32,554	14,867	14,405	17,621	17,917	32,865	46,053
Payable for Capital Stock repurchased	32,019	402	9,254	15,000	13,524	35,600	29,609
Distribution and service fees payable	10,477	3,163	4,483	4,380	5,395	9,426	11,794
Accrued expenses and other	46,407	28,844	28,437	31,167	32,480	45,022	55,311

Total Liabilities	244,946	97,157	96,994	130,139	121,639	234,597	299,531

Net Assets	$79,271,761	$36,283,757	$35,045,339	$43,121,567	$43,516,551	$79,954,915	$112,226,247

Composition of Net Assets:

Capital Stock, at $0.001 par value:
Class A	$9,283	$4,705	$4,200	$5,106	$5,114	$9,204	$12,697
Class C	440	16	81	85	52	369	99
Class D	226	18	188	56	251	95	302
Additional paid-in capital	76,626,355	33,805,403	33,710,274	40,401,607	41,112,185	72,123,429	104,186,555
Undistributed net investment income	134,119	89,760	36,495	150,846	62,296	261,040	246,087
Undistributed/accumulated net realized gain (loss)	(1,811,660)	(54,862)	(919,171)	152,050	161,528	230,867	395
Net unrealized appreciation of investments	4,312,998	2,438,717	2,213,272	2,411,817	2,175,125	7,329,911	7,780,112

Net Assets	$79,271,761	$36,283,757	$35,045,339	$43,121,567	$43,516,551	$79,954,915	$112,226,247

Net Assets:

Class A	$73,969,517	$36,025,479	$32,927,513	$41,959,536	$41,082,059	$76,117,955	$108,791,489
Class C	$3,503,096	$120,516	$639,276	$697,557	$418,518	$3,051,627	$851,440
Class D	$1,799,148	$137,762	$1,478,550	$464,474	$2,015,974	$785,333	$2,583,318

Shares of Capital Stock Outstanding:

Class A	9,282,931	4,704,954	4,199,604	5,106,124	5,113,676	9,203,915	12,696,952
Class C	439,538	15,754	81,329	84,912	52,021	368,782	99,475
Class D	225,751	18,016	188,098	56,497	250,576	94,936	301,827

Net Asset Value Per Share:

Class A	$7.97	$7.66	$7.84	$8.22	$8.03	$8.27	$8.57

Class C	$7.97	$7.65	$7.86	$8.22	$8.05	$8.27	$8.56

Class D	$7.97	$7.65	$7.86	$8.22	$8.05	$8.27	$8.56

* Cost of investments:	$74,114,147	$33,328,152	$32,493,011	$39,866,962	$40,684,717	$71,960,475	$102,752,571
See Notes to Financial Statements.

33

Statements of Assets and Liabilities
September 30, 2004

	Minnesota Series	Missouri Series	New York Series	Ohio Series	Oregon Series	South Carolina Series

Assets:

Investments, at value* (see portfolios of investments):
Long-term holdings	$87,522,825	$31,954,363	$73,909,959	$106,189,316	$52,283,326	$77,007,681
Short-term holdings	4,165,000	1,950,000	5,000,000	8,955,000	5,300,000	7,100,000

Total investments*	91,687,825	33,904,363	78,909,959	115,144,316	57,583,326	84,107,681
Cash	32,978	11,384	59,030	50,468	4,956	74,170
Interest receivable	1,301,621	544,637	1,099,565	1,698,426	871,722	1,187,511
Expenses prepaid to shareholder service agent	17,264	6,144	14,338	19,897	9,656	17,264
Receivable for Capital Stock sold	86,707	9,599	—	6,513	1,009,848	49,447
Receivable for securities sold	—	—	65,060	45,000	80,000	—
Other	4,608	1,783	3,961	5,797	2,808	4,232

Total Assets	93,131,003	34,477,910	80,151,913	116,970,417	59,562,316	85,440,305

Liabilities:

Dividends payable	139,344	48,470	116,048	156,803	79,226	116,669
Management fee payable	38,005	14,093	32,861	47,867	23,580	34,931
Payable for Capital Stock repurchased	168,338	—	79,304	137,107	76,102	82,760
Distribution and service fees payable	8,861	3,176	12,714	11,063	7,042	13,139
Accrued expenses and other	49,293	28,528	44,244	57,006	36,171	45,685

Total Liabilities	403,841	94,267	285,171	409,846	222,121	293,184

Net Assets	$92,727,162	$34,383,643	$79,866,742	$116,560,571	$59,340,195	$85,147,121

Composition of Net Assets:

Capital Stock, at $0.001 par value:
Class A	$11,620	$4,297	$8,666	$14,142	$7,103	$9,403
Class C	50	18	692	123	208	636
Class D	168	44	294	124	192	371
Additional paid-in capital	86,972,530	31,767,876	74,406,054	108,894,316	55,751,473	80,309,100
Undistributed net investment income	396,199	102,582	88,233	186,727	188,428	125,961
Undistributed/accumulated net realized gain (loss)	(372,043)	24,206	18,842	351,957	43,909	147,780
Net unrealized appreciation of investments	5,718,638	2,484,620	5,343,961	7,113,182	3,348,882	4,553,870

Net Assets	$92,727,162	$34,383,643	$79,866,742	$116,560,571	$59,340,195	$85,147,121

Net Assets:

Class A	$91,022,346	$33,899,283	$71,697,829	$114,543,599	$56,182,015	$76,912,685
Class C	$390,256	$139,234	$5,731,692	$1,005,405	$1,640,883	$5,199,595
Class D	$1,314,560	$345,126	$2,437,221	$1,011,567	$1,517,297	$3,034,841

Shares of Capital Stock Outstanding:

Class A	11,619,511	4,297,275	8,665,621	14,142,303	7,103,234	9,403,259
Class C	49,817	17,644	691,786	123,438	207,613	635,952
Class D	167,790	43,737	294,172	124,177	191,963	371,146

Net Asset Value Per Share:

Class A	$7.83	$7.89	$8.27	$8.10	$7.91	$8.18

Class C	$7.83	$7.89	$8.29	$8.15	$7.90	$8.18

Class D	$7.83	$7.89	$8.29	$8.15	$7.90	$8.18

* Cost of investments:	$85,969,187	$31,419,743	$73,565,998	$108,031,134	$54,234,444	$79,553,811

See Notes to Financial Statements.

34

Statements of Operations
For the Year Ended September 30, 2004

	National Series	Colorado Series	Georgia Series	Louisiana Series	Maryland Series	Massachusetts Series	Michigan Series

Investment Income:

Interest	$4,469,387	$1,870,695	$1,835,156	$2,241,582	$2,210,927	$4,086,114	$5,707,252

Expenses:

Management fees	434,539	187,343	181,708	221,639	229,195	419,279	576,011
Shareholder account services	155,144	66,569	66,851	75,115	86,716	148,931	203,764
Distribution and service fees	153,410	41,034	56,191	56,688	69,135	122,762	141,019
Registration	44,084	10,710	11,080	12,297	13,894	17,924	16,381
Auditing and legal fees	27,072	23,679	19,351	22,364	22,356	30,232	35,369
Custody and related services	24,860	12,139	12,170	12,923	14,304	23,977	31,359
Directors’ fees and expenses	8,701	7,125	7,068	7,337	7,391	8,527	9,369
Shareholder reports and communications	5,518	3,131	2,925	3,064	3,658	4,464	7,671
Miscellaneous	7,129	4,423	4,078	4,289	4,709	6,765	8,625

Total Expenses	860,457	356,153	361,422	415,716	451,358	782,861	1,029,568

Net Investment Income	3,608,930	1,514,542	1,473,734	1,825,866	1,759,569	3,303,253	4,677,684

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments	(24,435)	40,697	(913,298)	142,018	141,701	260,402	13,260
Net change in unrealized appreciation of investments	(102,948)	77,279	194,277	(388,123)	(148,751)	(1,019,214)	(822,699)

Net Gain (Loss) on Investments	(127,383)	117,976	(719,021)	(246,105)	(7,050)	(758,812)	(809,439)

Increase in Net Assets from Operations	$3,481,547	$1,632,518	$754,713	$1,579,761	$1,752,519	$2,544,441	$3,868,245

	Minnesota Series	Missouri Series	New York Series	Ohio Series	Oregon Series	South Carolina Series

Investment Income:

Interest	$4,582,871	$1,687,622	$4,322,097	$5,750,987	$2,858,360	$4,111,170

Expenses:

Management fees	474,254	176,957	426,825	604,839	291,037	439,377
Shareholder account services	172,135	65,607	147,503	212,050	98,084	178,589
Distribution and service fees	110,501	39,934	169,259	141,656	88,678	170,541
Registration	14,052	10,831	15,870	16,801	12,546	14,923
Auditing and legal fees	32,283	17,116	27,171	36,661	30,491	30,709
Custody and related services	26,182	11,496	25,255	33,513	19,475	25,971
Directors’ fees and expenses	8,828	7,072	8,562	9,534	7,676	8,468
Shareholder reports and communications	4,003	2,994	4,769	7,599	4,430	8,780
Miscellaneous	8,035	4,341	7,464	9,626	5,420	7,113

Total Expenses	850,273	336,348	832,678	1,072,279	557,837	884,471

Net Investment Income	3,732,598	1,351,274	3,489,419	4,678,708	2,300,523	3,226,699

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments	(97,379)	25,736	(5,692)	273,280	28,886	124,971
Net change in unrealized appreciation of investments	(398,260)	(242,265)	(634,360)	(630,731)	(210,328)	321,194

Net Gain (Loss) on Investments	(495,639)	(216,529)	(640,052)	(357,451)	(181,442)	446,165

Increase in Net Assets from Operations	$3,236,959	$1,134,745	$2,849,367	$4,321,257	$2,119,081	$3,672,864

See Notes to Financial Statements.

35

Statements of Changes in Net Assets

	National Series		Colorado Series		Georgia Series

	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,

	2004	2003	2004	2003	2004	2003

Operations:

Net investment income	$3,608,930	$4,013,645	$1,514,542	$1,572,352	$1,473,734	$1,602,755
Net realized gain (loss) on investments	(24,435)	(1,716,268)	40,697	(104,920)	(913,298)	283
Net change in unrealized appreciation of investments	(102,948)	823,305	77,279	(180,823)	194,277	(342,569)

Increase in Net Assets from Operations	3,481,547	3,120,682	1,632,518	1,286,609	754,713	1,260,469

Distributions to Shareholders:

Net investment income:
Class A	(3,342,955)	(3,651,615)	(1,487,402)	(1,536,753)	(1,402,247)	(1,515,324)
Class C	(154,163)	(207,285)	(5,267)	(5,645)	(20,418)	(20,925)
Class D	(88,190)	(128,543)	(7,519)	(12,593)	(50,451)	(56,149)
Net realized short-term gain on investments:**
Class A	—	—	—	—	—	(109,073)
Class C	—	—	—	—	—	(1,733)
Class D	—	—	—	—	—	(5,653)
Net realized long-term gain on investments:
Class A	—	—	—	(40,631)	(39,319)	(47,423)
Class C	—	—	—	(176)	(697)	(753)
Class D	—	—	—	(478)	(1,824)	(2,458)

Decrease in Net Assets from Distributions	(3,585,308)	(3,987,443)	(1,500,188)	(1,596,276)	(1,514,956)	(1,759,491)

Capital Share Transactions:

Net proceeds from sales of shares	2,164,109	18,823,783	1,300,537	1,672,842	772,826	880,279
Investment of dividends	2,243,922	2,378,046	856,794	880,982	973,229	1,031,170
Exchanged from associated Funds	928,124	13,290,860	30,442	848,172	225,353	227,809
Shares issued in payment of gain distributions	—	—	—	28,095	34,438	116,183

Total	5,336,155	34,492,689	2,187,773	3,430,091	2,005,846	2,255,441

Cost of shares repurchased	(19,626,761)	(24,468,139)	(4,922,909)	(3,516,434)	(3,446,424)	(4,864,892)
Exchanged into associated Funds	(1,627,314)	(13,068,791)	(154,946)	(347,305)	(117,380)	(443,773)

Total	(21,254,075)	(37,536,930)	(5,077,855)	(3,863,739)	(3,563,804)	(5,308,665)

Decrease in Net Assets from Capital Share Transactions	(15,917,920)	(3,044,241)	(2,890,082)	(433,648)	(1,557,958)	(3,053,224)

Decrease in Net Assets	(16,021,681)	(3,911,002)	(2,757,752)	(743,315)	(2,318,201)	(3,552,246)

Net Assets:
Beginning of year	95,293,442	99,204,444	39,041,509	39,784,824	37,363,540	40,915,786

End of Year*	$79,271,761	$95,293,442	$36,283,757	$39,041,509	$35,045,339	$37,363,540

*	Including undistributed net investment income as follows:	$134,119	$113,163	$89,760	$79,973	$36,495	$71,844
**	These gains are ordinary income for tax purposes.

See Notes to Financial Statements.

36

Statements of Changes in Net Assets

	Louisiana Series		Maryland Series		Massachusetts Series

	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,

	2004	2003	2004	2003	2004	2003

Operations:

Net investment income	$1,825,866	$2,093,507	$1,759,569	$1,913,308	$3,303,253	$3,504,661
Net realized gain on investments	142,018	87,537	141,701	90,249	260,402	—
Net change in unrealized appreciation of investments	(388,123)	(819,398)	(148,751)	(960,214)	(1,019,214)	(444,557)

Increase in Net Assets from Operations	1,579,761	1,361,646	1,752,519	1,043,343	2,544,441	3,060,104

Distributions to Shareholders:

Net investment income:
Class A	(1,760,542)	(2,015,270)	(1,689,284)	(1,817,995)	(3,128,664)	(3,333,289)
Class C	(22,036)	(25,083)	(13,239)	(13,466)	(102,594)	(79,914)
Class D	(22,335)	(29,948)	(65,321)	(69,589)	(29,591)	(46,922)
Net realized short-term gain on investments:**
Class A	(94,953)	(52,258)	—	—	—	—
Class C	(1,497)	(847)	—	—	—	—
Class D	(1,838)	(956)	—	—	—	—
Net realized long-term gain on investments:
Class A	—	(133,548)	(95,418)	(507,412)	(39,621)	—
Class C	—	(2,166)	(954)	(4,838)	(1,605)	—
Class D	—	(2,442)	(4,810)	(25,737)	(594)	—

Decrease in Net Assets from Distributions	(1,903,201)	(2,262,518)	(1,869,026)	(2,439,037)	(3,302,669)	(3,460,125)

Capital Share Transactions:

Net proceeds from sales of shares	1,602,218	2,527,881	766,871	1,771,478	1,881,780	5,339,786
Investment of dividends	1,036,602	1,052,818	1,121,190	1,223,191	1,973,809	2,007,586
Exchanged from associated Funds	—	—	296,834	280,649	20,087	234,419
Shares issued in payment of gain distributions	72,819	109,339	79,134	392,179	30,855	—

Total	2,711,639	3,690,038	2,264,029	3,667,497	3,906,531	7,581,791

Cost of shares repurchased	(6,973,621)	(5,936,553)	(6,382,437)	(4,395,916)	(10,893,995)	(8,868,213)
Exchanged into associated Funds	(4,165)	(389,801)	(222,335)	(520,557)	(254,572)	(822,127)

Total	(6,977,786)	(6,326,354)	(6,604,772)	(4,916,473)	(11,148,567)	(9,690,340)

Decrease in Net Assets from Capital Share Transactions	(4,266,147)	(2,636,316)	(4,340,743)	(1,248,976)	(7,242,036)	(2,108,549)

Decrease in Net Assets	(4,589,587)	(3,537,188)	(4,457,250)	(2,644,670)	(8,000,264)	(2,508,570)

Net Assets:

Beginning of year	47,711,154	51,248,342	47,973,801	50,618,471	87,955,179	90,463,749

End of Year*	$43,121,567	$47,711,154	$43,516,551	$47,973,801	$79,954,915	$87,955,179

*	Including undistributed net investment income as follows:	$150,846	$144,765	$62,296	$94,730	$261,040	$230,921
**	These gains are ordinary income for tax purposes.

See Notes to Financial Statements.

37

Statements of Changes in Net Assets

	Michigan Series		Minnesota Series		Missouri Series

	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,

	2004	2003	2004	2003	2004	2003

Operations:

Net investment income	$4,677,684	$4,633,952	$3,732,598	$3,657,414	$1,351,274	$1,425,570
Net realized gain (loss) on investments	13,260	529,834	(97,379)	105,838	25,736	52,962
Net change in unrealized appreciation of investments	(822,699)	(126,611)	(398,260)	(954,830)	(242,265)	(364,246)

Increase in Net Assets from Operations	3,868,245	5,037,175	3,236,959	2,808,422	1,134,745	1,114,286

Distributions to Shareholders:

Net investment income:
Class A	(4,524,759)	(4,493,436)	(3,602,904)	(3,524,615)	(1,320,769)	(1,392,685)
Class C	(25,236)	(30,569)	(13,097)	(13,983)	(3,093)	(2,353)
Class D	(66,438)	(59,367)	(39,968)	(44,261)	(11,199)	(15,083)
Net realized short-term gain on investments:**
Class A	—	—	—	—	—	(19,122)
Class C	—	—	—	—	—	(31)
Class D	—	—	—	—	—	(295)
Net realized long-term gain on investments:
Class A	(282,878)	(497,235)	—	—	(63,404)	(52,585)
Class C	(1,802)	(4,745)	—	—	(156)	(87)
Class D	(4,929)	(8,167)	—	—	(797)	(809)

Decrease in Net Assets from Distributions	(4,906,042)	(5,093,519)	(3,655,969)	(3,582,859)	(1,399,418)	(1,483,050)

Capital Share Transactions:

Net proceeds from sales of shares	3,677,674	2,506,468	1,840,551	3,230,282	461,294	1,081,926
Investment of dividends	2,950,900	2,842,446	2,452,630	2,424,425	746,936	739,057
Exchanged from associated Funds	332,058	1,428,514	120,414	398,720	113,539	184,201
Shares issued in payment of gain distributions	226,576	366,289	—	—	45,520	46,160

Total	7,187,208	7,143,717	4,413,595	6,053,427	1,367,289	2,051,344

Cost of shares repurchased	(12,673,968)	(12,407,088)	(9,274,693)	(8,451,171)	(3,407,851)	(3,778,625)
Exchanged into associated Funds	(557,476)	(1,799,926)	(92,777)	(307,018)	(319,533)	(97,207)

Total	(13,231,444)	(14,207,014)	(9,367,470)	(8,758,189)	(3,727,384)	(3,875,832)

Decrease in Net Assets from Capital Share Transactions	(6,044,236)	(7,063,297)	(4,953,875)	(2,704,762)	(2,360,095)	(1,824,488)

Decrease in Net Assets	(7,082,033)	(7,119,641)	(5,372,885)	(3,479,199)	(2,624,768)	(2,193,252)

Net Assets:

Beginning of year	119,308,280	126,427,921	98,100,047	101,579,246	37,008,411	39,201,663

End of Year*	$112,226,247	$119,308,280	$92,727,162	$98,100,047	$34,383,643	$37,008,411

*	Including undistributed net investment income as follows:	$246,087	$190,131	$396,199	$325,019	$102,582	$89,397
**	These gains are ordinary income for tax purposes.

See Notes to Financial Statements.

38

Statements of Changes in Net Assets

	New York Series		Ohio Series		Oregon Series

	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,

	2004	2003	2004	2003	2004	2003

Operations:

Net investment income	$3,489,419	$3,703,032	$4,678,708	$5,103,704	$2,300,523	$2,398,087
Net realized gain (loss) on investments	(5,692)	211,133	273,280	233,958	28,886	46,659
Net change in unrealized appreciation of investments	(634,360)	(1,021,730)	(630,731)	(2,155,912)	(210,328)	(663,275)

Increase in Net Assets from Operations	2,849,367	2,892,435	4,321,257	3,181,750	2,119,081	1,781,471

Distributions to Shareholders:

Net investment income:
Class A	(3,143,716)	(3,347,567)	(4,618,124)	(4,968,837)	(2,172,396)	(2,251,445)
Class C	(221,534)	(234,688)	(34,611)	(41,176)	(54,407)	(48,227)
Class D	(80,325)	(99,567)	(35,307)	(45,407)	(50,203)	(69,321)
Net realized long-term gain on investments:
Class A	(201,999)	(147,765)	(284,953)	(172,188)	(49,559)	(210,898)
Class C	(18,449)	(12,790)	(3,102)	(1,796)	(1,628)	(5,091)
Class D	(6,712)	(6,126)	(3,118)	(2,107)	(1,546)	(8,939)

Decrease in Net Assets from Distributions	(3,672,735)	(3,848,503)	(4,979,215)	(5,231,511)	(2,329,739)	(2,593,921)

Capital Share Transactions:

Net proceeds from sales of shares	3,257,996	6,833,939	2,518,624	3,722,342	4,921,736	4,021,143
Investment of dividends	2,271,779	2,393,517	3,012,051	3,113,154	1,514,585	1,499,618
Exchanged from associated Funds	1,639,711	3,971,230	147,263	4,413,957	456,877	322,172
Shares issued in payment of gain distributions	186,414	125,339	225,321	124,190	42,098	167,051

Total	7,355,900	13,324,025	5,903,259	11,373,643	6,935,296	6,009,984

Cost of shares repurchased	(12,412,158)	(13,177,282)	(13,706,666)	(13,265,569)	(6,653,231)	(8,429,316)
Exchanged into associated Funds	(4,653,742)	(3,039,638)	(449,214)	(3,262,685)	(711,008)	(1,130,804)

Total	(17,065,900)	(16,216,920)	(14,155,880)	(16,528,254)	(7,364,239)	(9,560,120)

Decrease in Net Assets from Capital Share Transactions	(9,710,000)	(2,892,895)	(8,252,621)	(5,154,611)	(428,943)	(3,550,136)

Decrease in Net Assets	(10,533,368)	(3,848,963)	(8,910,579)	(7,204,372)	(639,601)	(4,362,586)

Net Assets:

Beginning of year	90,400,110	94,249,073	125,471,150	132,675,522	59,979,796	64,342,382

End of Year*	$79,866,742	$90,400,110	$116,560,571	$125,471,150	$59,340,195	$59,979,796

* Including undistributed net investment income as follows:	$88,233	$78,604	$186,727	$277,429	$188,427	$181,392

See Notes to Financial Statements.

39

Statements of Changes in Net Assets

	South Carolina Series

	Year Ended September 30,

	2004	2003

Operations:

Net investment income	$3,226,699	$3,338,367
Net realized gain on investments	124,971	1,055,281
Net change in unrealized appreciation of investments	321,194	(973,309)

Increase in Net Assets from Operations	3,672,864	3,420,339

Distributions to Shareholders:

Net investment income:
Class A	(2,937,656)	(3,029,571)
Class C	(158,532)	(134,521)
Class D	(102,188)	(139,803)
Net realized short-term gain on investments:**
Class A	(48,996)	—
Class C	(3,362)	—
Class D	(2,314)	—
Net realized long-term gain on investments:
Class A	(989,715)	(236,563)
Class C	(67,911)	(10,793)
Class D	(46,746)	(14,108)

Decrease in Net Assets from Distributions	(4,357,420)	(3,565,359)

Capital Share Transactions:

Net proceeds from sales of shares	4,873,498	8,588,866
Investment of dividends	2,134,606	2,131,021
Exchanged from associated Funds	422,675	1,629,718
Shares issued in payment of gain distributions	961,564	194,391

Total	8,392,343	12,543,996

Cost of shares repurchased	(10,959,571)	(9,746,158)
Exchanged into associated Funds	(494,485)	(3,263,804)

Total	(11,454,056)	(13,009,962)

Decrease in Net Assets from Capital Share Transactions	(3,061,713)	(465,966)

Decrease in Net Assets	(3,746,269)	(610,986)

Net Assets:

Beginning of year	88,893,390	89,504,376

End of Year*	$85,147,121	$88,893,390

* Including undistributed net investment income as follows:	$125,961	$122,667
** These gains are ordinary income for tax purposes.

See Notes to Financial Statements.

40

Notes to Financial Statements

1.

Multiple Classes of Shares— Seligman Municipal Fund Series, Inc. (the “Fund”) consists of 13 separate series: the “National Series,” the “Colorado Series,” the “Georgia Series,” the “Louisiana Series,” the “Maryland Series,” the “Massachusetts Series,” the “Michigan Series,” the “Minnesota Series,” the “Missouri Series,” the “New York Series,” the “Ohio Series,” the “Oregon Series,” and the “South Carolina Series.”

Each Series of the Fund offers the following three classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Effective November 25, 2003, Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

All classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Fund:

a.

Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b.

Federal Taxes — There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of portfolio securities for financial reporting purposes.

Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30, 2004, the interest rates paid on these notes ranged from 1.59% to 1.80%.

d.

Multiple Class Allocations — Each Series’ income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 2004, distribution and service fees were the only class-specific expenses.

e.

Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifica-tion will have no effect on net assets, results of operations, or net asset values per share of any Series of the Fund. At September 30, 2004, undistributed net investment income for federal income tax purposes was $0 for each of the Series.

3.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2004, were as follows:

Series	Purchases	Sales

National	—	$12,379,285
Colorado	$1,775,008	3,539,943
Georgia	6,683,279	11,395,615
Louisiana	1,023,760	5,344,800
Maryland	2,335,071	6,690,000
Massachusetts	1,498,125	10,543,379
Michigan	—	3,788,148
Minnesota	3,632,841	1,631,790
Missouri	1,273,612	2,272,500
New York	—	8,922,553
Ohio	—	10,590,000
Oregon	1,016,500	3,005,000
South Carolina	—	3,580,000

41

Notes to Financial Statements

At September 30, 2004, each Series’ cost of investments for federal income tax purposes was less than the cost for financial reporting purposes, primarily due to the amortization of market discounts for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

Series	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation

National	$73,980,028	$4,447,117	—
Colorado	33,238,392	2,528,477	—
Georgia	32,456,516	2,249,767	—
Louisiana	39,716,116	2,562,663	—
Maryland	40,622,421	2,288,761	$51,340
Massachusetts	71,699,435	7,590,951	—
Michigan	102,506,485	8,026,198	—
Minnesota	85,572,988	6,115,957	1,120
Missouri	31,317,161	2,587,202	—
New York	73,477,765	5,432,194	—
Ohio	107,844,407	7,456,236	156,327
Oregon	54,046,016	3,537,310	—
South Carolina	79,427,850	4,679,831	—

4.

Management Fee, Distribution Services, and Other Transactions —The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager’s fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Series’ average daily net assets.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sales of Class A and Class C shares:

Series	Distributor Concessions	Dealer Commissions

National	$4,239	$32,214
Colorado	3,887	29,169
Georgia	3,168	23,537
Louisiana	7,056	49,025
Maryland	3,062	23,611
Massachusetts	4,059	33,792
Michigan	7,242	50,531
Minnesota	6,554	45,423
Missouri	2,022	13,858
New York	4,684	36,952
Ohio	8,115	57,650
Oregon	7,414	56,743
South Carolina	17,525	121,316

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the year ended September 30, 2004, fees incurred under the Plan equivalent to 0.10% per annum of the average daily net assets of Class A shares were as follows:

Series		Series

National	$79,304	Minnesota	$92,589
Colorado	36,893	Missouri	34,969
Georgia	33,986	New York	75,507
Louisiana	42,734	Ohio	118,061
Maryland	42,903	Oregon	54,487
Massachusetts	78,933	South Carolina	78,311
Michigan	111,843

Under the Plan, with respect to Class C and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the year ended September 30, 2004, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Series	Class C	Class D	Series	Class C	Class D

National	$47,114	$26,992	Minnesota	$4,442	$13,470
Colorado	1,710	2,431	Missouri	1,050	3,915
Georgia	6,401	15,804	New York	68,857	24,895
Louisiana	6,897	7,057	Ohio	11,676	11,919
Maryland	4,417	21,815	Oregon	17,785	16,406
Massachusetts	33,960	9,869	South Carolina	56,023	36,207
Michigan	8,030	21,146

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, and Class D shares. For the year ended September 30, 2004, such charges were as follows:

Series		Series

National	$7,001	Minnesota	$1,051
Colorado	—	Missouri	—
Georgia	—	New York	3,619
Louisiana	329	Ohio	1,346
Maryland	45	Oregon	1,111
Massachusetts	1,410	South Carolina	2,920
Michigan	72

42

Notes to Financial Statements

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 2004, Seligman Services, Inc. received commissions from the sale of shares of each Series and distribution and service fees pursuant to the Plan, as follows:

Series	Commissions	Distribution and Service Fees

National	$698	$9,710
Colorado	2,268	2,854
Georgia	600	1,479
Louisiana	730	1,429
Maryland	1,130	1,688
Massachusetts	255	2,072
Michigan	2,809	3,114
Minnesota	3,218	2,553
Missouri	106	1,640
New York	8,995	15,829
Ohio	1,084	5,786
Oregon	1,575	2,993
South Carolina	3,070	3,119

Seligman Data Corp., which is owned by certain associated investment companies, charged each Series at cost for shareholder account services in accordance with a methodology approved by the Fund’s directors as follows:

Series		Series

National	$155,144	Minnesota	$172,135
Colorado	66,569	Missouri	65,607
Georgia	66,851	New York	147,503
Louisiana	75,115	Ohio	212,050
Maryland	86,716	Oregon	98,084
Massachusetts	148,931	South Carolina	178,589
Michigan	203,764

Costs of Seligman Data Corp. directly attributable to a Series were charged to that Series. The remaining charges were allocated to each Series by Seligman Data Corp. pursuant to a formula based on each Series’ net assets, shareholder transaction volume and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of September 30, 2004, the Fund’s potential obligation under the Guaranties is $361,600. As of September 30, 2004, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. Each Series would bear a portion of any payments made by the Fund under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation agreement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Fund or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balances thereof at September 30, 2004, are included in accrued expenses and other liabilities as follows:

Series		Series

National	$8,003	Minnesota	$7,344
Colorado	5,753	Missouri	5,760
Georgia	5,576	New York	7,161
Louisiana	6,091	Ohio	7,579
Maryland	6,087	Oregon	5,829
Massachusetts	7,239	South Carolina	5,978
Michigan	7,376

5.

Committed Line of Credit — The Fund is a participant in a joint $425 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited each Series’ borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2005, but is renewable annually with the consent of the participating banks. There were no borrowings during the year ended September 30, 2004.

6.

Capital Loss Carryforward and Other Tax Adjustments — At September 30, 2004, the National, Colorado and Minnesota Series had net capital loss carryforwards for federal income tax purposes of $1,794,645, $54,862 and $280,308, respectively, which are available for offset against future taxable net capital gains. Of the loss carryforward for the National Series, $35,917 expires in 2010, $1,753,974 expires in 2011 and $4,754 expires in 2012. For the Colorado Series, $54,862 expires in 2012. For the Minnesota Series, $36,467 expires in 2009, $243,646 expires in 2010 and $195 expires in 2012. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Series until net capital gains have been realized in excess of the available capital loss carryforwards.

In addition, the National, Georgia and Minnesota Series elected to defer to the fiscal year ending September 30, 2005, the recognition for tax purposes of net losses of $17,015, $921,017, and $91,735, respectively, realized on the sale of investments after October 31, 2003. These losses will be available to offset future taxable net gains.

43

Notes to Financial Statements

7.

Capital Share Transactions — The Fund has 1,300,000,000 shares of Capital Stock authorized. At September 30, 2004, 100,000,000 shares were authorized for each Series of the Fund. Transactions in shares of Capital Stock were as follows:

	Class A				Class C

	Year Ended September 30,				Year Ended September 30,

	2004		2003		2004		2003

National Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	185,301	$1,478,096	1,233,181	$9,840,968	57,840	$463,993	1,100,315	$8,730,815
Investment of dividends	258,281	2,056,942	270,056	2,151,629	14,484	115,410	17,660	140,808
Exchanged from associated Funds	85,154	681,378	1,346,323	10,768,963	24,772	201,347	265,752	2,108,960

Total	528,736	4,216,416	2,849,560	22,761,560	97,096	780,750	1,383,727	10,980,583

Cost of shares repurchased	(2,009,686)	(16,092,867)	(1,776,986)	(14,160,729)	(273,751)	(2,175,801)	(1,129,328)	(8,999,284)
Exchanged into associated Funds	(125,105)	(1,001,098)	(1,268,553)	(10,119,223)	(66,046)	(520,759)	(305,042)	(2,421,678)

Total	(2,134,791)	(17,093,965)	(3,045,539)	(24,279,952)	(339,797)	(2,696,560)	(1,434,370)	(11,420,962)

Decrease	(1,606,055)	$(12,877,549)	(195,979)	$(1,518,392)	(242,701)	$(1,915,810)	(50,643)	$(440,379)

	Class D

	Year Ended September 30,

	2004		2003

National Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	27,497	$222,020	31,579	$252,000
Investment of dividends	8,987	71,570	10,736	85,609
Exchanged from associated Funds	5,714	45,399	51,823	412,937

Total	42,198	338,989	94,138	750,546

Cost of shares repurchased	(171,847)	(1,358,093)	(163,424)	(1,308,126)
Exchanged into associated Funds	(13,185)	(105,457)	(66,109)	(527,890)

Total	(185,032)	(1,463,550)	(229,533)	(1,836,016)

Decrease	(142,834)	$(1,124,561)	(135,395)	$(1,085,470)

	Class A				Class C

	Year Ended September 30,				Year Ended September 30,

	2004		2003		2004		2003

Colorado Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	166,371	$1,265,188	217,358	$1,636,904	4,484	$34,141	4,573	$34,634
Investment of dividends	111,231	846,937	114,702	867,417	362	2,771	469	3,551
Exchanged from associated Funds	3,995	30,442	113,133	848,172	—	—	—	—
Shares issued in payment of gain distributions	—	—	3,701	27,687	—	—	16	119

Total	281,597	2,142,567	448,894	3,380,180	4,846	36,912	5,058	38,304

Cost of shares repurchased	(611,875)	(4,656,040)	(440,171)	(3,325,366)	(16,062)	(121,563)	(107)	(817)
Exchanged into associated Funds	(20,271)	(154,946)	(45,518)	(344,065)	—	—	—	—

Total	(632,146)	(4,810,986)	(485,689)	(3,669,431)	(16,062)	(121,563)	(107)	(817)

Increase (decrease)	(350,549)	$(2,668,419)	(36,795)	$(289,251)	(11,216)	$(84,651)	4,951	$37,487

	Class D

	Year Ended September 30,

	2004		2003

Colorado Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	159	$1,208	172	$1,304
Investment of dividends	932	7,086	1,326	10,014
Shares issued in payment of gain distributions	—	—	39	289

Total	1,091	8,294	1,537	11,607

Cost of shares repurchased	(19,271)	(145,306)	(24,926)	(190,251)
Exchanged into associated Funds	—	—	(422)	(3,240)

Total	(19,271)	(145,306)	(25,348)	(193,491)

Decrease	(18,180)	$(137,012)	(23,811)	$(181,884)

44

Notes to Financial Statements

	Class A				Class C

	Year Ended September 30,				Year Ended September 30,

	2004		2003		2004		2003

Georgia Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	84,298	$670,002	78,970	$628,334	7,259	$58,231	21,926	$175,181
Investment of dividends	117,022	925,296	123,027	979,242	1,738	13,775	1,697	13,539
Exchanged from associated Funds	29,027	225,353	12,885	103,569	—	—	7,859	62,479
Shares issued in payment of gain distributions	4,058	32,494	13,795	108,979	74	592	314	2,486

Total	234,405	1,853,145	228,677	1,820,124	9,071	72,598	31,796	253,685

Cost of shares repurchased	(402,302)	(3,179,593)	(541,167)	(4,292,370)	(4,988)	(38,562)	(20,506)	(162,534)
Exchanged into associated Funds	(14,883)	(117,380)	(35,798)	(284,470)	—	—	(7,945)	(62,445)

Total	(417,185)	(3,296,973)	(576,965)	(4,576,840)	(4,988)	(38,562)	(28,451)	(224,979)

Increase (decrease)	(182,780)	$(1,443,828)	(348,288)	$(2,756,716)	4,083	$34,036	3,345	$28,706

	Class D

	Year Ended September 30,

	2004		2003

Georgia Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	5,572	$44,593	9,657	$76,764
Investment of dividends	4,306	34,158	4,812	38,389
Exchanged from associated Funds	—	—	7,724	61,761
Shares issued in payment of gain distributions	168	1,352	596	4,718

Total	10,046	80,103	22,789	181,632

Cost of shares repurchased	(28,556)	(228,269)	(51,623)	(409,988)
Exchanged into associated Funds	—	—	(12,274)	(96,858)

Total	(28,556)	(228,269)	(63,897)	(506,846)

Decrease	(18,510)	$(148,166)	(41,108)	$(325,214)

	Class A				Class C

	Year Ended September 30,				Year Ended September 30,

	2004		2003		2004		2003

Louisiana Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	193,334	$1,584,223	291,048	$2,413,017	2,162	$17,955	7,591	$63,054
Investment of dividends	122,897	1,007,949	123,373	1,018,871	2,350	19,264	2,742	22,634
Shares issued in payment of gain distributions	8,485	69,899	12,847	105,475	177	1,454	358	2,936

Total	324,716	2,662,071	427,268	3,537,363	4,689	38,673	10,691	88,624

Cost of shares repurchased	(803,846)	(6,577,293)	(664,357)	(5,472,417)	(2,396)	(19,865)	(17,068)	(140,341)
Exchanged into associated Funds	—	—	(45,159)	(373,617)	(507)	(4,165)	(1,921)	(16,184)

Total	(803,846)	(6,577,293)	(709,516)	(5,846,034)	(2,903)	(24,030)	(18,989)	(156,525)

Increase (decrease)	(479,130)	$(3,915,222)	(282,248)	$(2,308,671)	1,786	$14,643	(8,298)	$(67,901)

	Class D

	Year Ended September 30,

	2004		2003

Louisiana Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	5	$40	6,302	$51,810
Investment of dividends	1,145	9,389	1,371	11,313
Shares issued in payment of gain distributions	178	1,466	113	928

Total	1,328	10,895	7,786	64,051

Cost of shares repurchased	(46,820)	(376,463)	(39,371)	(323,795)

Total	(46,820)	(376,463)	(39,371)	(323,795)

Decrease	(45,492)	$(365,568)	(31,585)	$(259,744)

45

Notes to Financial Statements

	Class A				Class C

	Year Ended September 30,				Year Ended September 30,

	2004		2003		2004		2003

Maryland Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	92,327	$738,918	189,751	$1,537,432	1,988	$15,923	9,002	$72,247
Investment of dividends	131,551	1,052,881	143,049	1,154,379	1,515	12,139	1,418	11,458
Exchanged from associated Funds	37,733	296,834	34,219	276,949	—	—	—	—
Shares issued in payment of gain distributions	9,185	73,740	45,523	366,460	116	928	565	4,555

Total	270,796	2,162,373	412,542	3,335,220	3,619	28,990	10,985	88,260

Cost of shares repurchased	(751,051)	(5,994,135)	(502,367)	(4,052,147)	(6,026)	(48,435)	(13,196)	(106,042)
Exchanged into associated Funds	(27,043)	(217,135)	(64,295)	(515,383)	(652)	(5,200)	(646)	(5,174)

Total	(778,094)	(6,211,270)	(566,662)	(4,567,530)	(6,678)	(53,635)	(13,842)	(111,216)

Decrease	(507,298)	$(4,048,897)	(154,120)	$(1,232,310)	(3,059)	$(24,645)	(2,857)	$(22,956)

	Class D

	Year Ended September 30,

	2004		2003

Maryland Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	1,491	$12,030	19,671	$161,799
Investment of dividends	7,010	56,170	7,099	57,354
Exchanged from associated Funds	—	—	459	3,700
Shares issued in payment of gain distributions	556	4,466	2,626	21,164

Total	9,057	72,666	29,855	244,017

Cost of shares repurchased	(42,691)	(339,867)	(29,499)	(237,727)
Total	(42,691)	(339,867)	(29,499)	(237,727)

Increase (decrease)	(33,634)	$(267,201)	356	$6,290

	Class A				Class C

	Year Ended September 30,				Year Ended September 30,

	2004		2003		2004		2003

Massachusetts Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	153,014	$1,266,674	364,776	$3,028,436	71,284	$594,496	268,362	$2,226,363
Investment of dividends	229,446	1,899,404	234,478	1,942,802	7,498	62,153	5,530	45,922
Exchanged from associated Funds	46	381	26,732	222,696	—	—	—	—
Shares issued in payment of gain distributions	3,511	29,317	—	—	133	1,115	—	—

Total	386,017	3,195,776	625,986	5,193,934	78,915	657,764	273,892	2,272,285

Cost of shares repurchased	(1,164,749)	(9,619,506)	(965,952)	(8,011,348)	(87,544)	(714,220)	(39,368)	(328,736)
Exchanged into associated Funds	(14,605)	(120,843)	(77,646)	(638,200)	(16,172)	(133,729)	(21,627)	(176,291)

Total	(1,179,354)	(9,740,349)	(1,043,598)	(8,649,548)	(103,716)	(847,949)	(60,995)	(505,027)

Increase (decrease)	(793,337)	$(6,544,573)	(417,612)	$(3,455,614)	(24,801)	$(190,185)	212,897	$1,767,258

	Class D

	Year Ended September 30,

	2004		2003

Massachusetts Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	2,342	$20,610	10,125	$84,987
Investment of dividends	1,479	12,252	2,277	18,862
Exchanged from associated Funds	2,377	19,706	1,407	11,723
Shares issued in payment of gain distributions	51	423	—	—

Total	6,249	52,991	13,809	115,572

Cost of shares repurchased	(66,258)	(560,269)	(64,018)	(528,129)
Exchanged into associated Funds	—	—	(939)	(7,636)

Total	(66,258)	(560,269)	(64,957)	(535,765)

Decrease	(60,009)	$(507,278)	(51,148)	$(420,193)

46

Notes to Financial Statements

	Class A				Class C

	Year Ended September 30,				Year Ended September 30,

	2004		2003		2004		2003

Michigan Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	300,078	$2,568,441	264,222	$2,262,684	18,737	$162,035	14,342	$123,754
Investment of dividends	337,610	2,889,551	325,414	2,785,052	2,674	22,845	2,150	18,419
Exchanged from associated Funds	27,963	238,999	131,920	1,137,651	—	—	1,127	9,615
Shares issued in payment of gain distributions	25,607	220,965	42,597	359,519	207	1,784	390	3,287

Total	691,258	5,917,956	764,153	6,544,906	21,618	186,664	18,009	155,075

Cost of shares repurchased	(1,415,061)	(12,077,750)	(1,373,681)	(11,783,081)	(6,511)	(55,558)	(58,523)	(501,819)
Exchanged into associated Funds	(60,589)	(518,850)	(174,862)	(1,501,167)	—	—	(10,449)	(91,113)

Total	(1,475,650)	(12,596,600)	(1,548,543)	(13,284,248)	(6,511)	(55,558)	(68,972)	(592,932)

Increase (decrease)	(784,392)	$(6,678,644)	(784,390)	$(6,739,342)	15,107	$131,106	(50,963)	$(437,857)

	Class D

	Year Ended September 30,

	2004		2003

Michigan Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	111,743	$947,198	14,087	$120,030
Investment of dividends	4,502	38,504	4,557	38,975
Exchanged from associated Funds	10,729	93,059	32,769	281,248
Shares issued in payment of gain distributions	445	3,827	413	3,483

Total	127,419	1,082,588	51,826	443,736

Cost of shares repurchased	(63,412)	(540,660)	(14,348)	(122,188)
Exchanged into associated Funds	(4,584)	(38,626)	(24,000)	(207,646)

Total	(67,996)	(579,286)	(38,348)	(329,834)

Increase	59,423	$503,302	13,478	$113,902

	Class A				Class C

	Year Ended September 30,				Year Ended September 30,

	2004		2003		2004		2003

Minnesota Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	221,987	$1,739,903	381,041	$3,003,181	8,156	$64,191	23,186	$181,717
Investment of dividends	309,006	2,420,208	304,757	2,388,650	724	5,673	733	5,745
Exchanged from associated Funds	15,252	120,414	46,992	368,262	—	—	2,745	21,403

Total	546,245	4,280,525	732,790	5,760,093	8,880	69,864	26,664	208,865

Cost of shares repurchased	(1,142,824)	(8,955,117)	(1,007,614)	(7,888,949)	(26,409)	(207,108)	(10,675)	(83,880)
Exchanged into associated Funds	(8,557)	(67,934)	(39,137)	(307,018)	(3,141)	(24,843)	—	—

Total	(1,151,381)	(9,023,051)	(1,046,751)	(8,195,967)	(29,550)	(231,951)	(10,675)	(83,880)

Increase (decrease)	(605,136)	$(4,742,526)	(313,961)	$(2,435,874)	(20,670)	$(162,087)	15,989	$124,985

	Class D

	Year Ended September 30,

	2004		2003

Minnesota Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	4,600	$36,457	5,825	$45,384
Investment of dividends	3,415	26,749	3,833	30,030
Exchanged from associated Funds	—	—	1,159	9,055

Total	8,015	63,206	10,817	84,469

Cost of shares repurchased	(14,392)	(112,468)	(61,161)	(478,342)

Total	(14,392)	(112,468)	(61,161)	(478,342)

Decrease	(6,377)	$(49,262)	(50,344)	$(393,873)

47

Notes to Financial Statements

	Class A				Class C

	Year Ended September 30,				Year Ended September 30,

	2004		2003		2004		2003

Missouri Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	52,027	$408,377	133,736	$1,074,031	6,564	$50,495	656	$5,323
Investment of dividends	93,400	735,417	91,697	725,177	194	1,522	71	563
Exchanged from associated Funds	14,272	113,539	20,230	159,708	—	—	3,104	24,493
Shares issued in payment of gain distributions	5,635	44,682	5,797	45,391	13	106	7	58

Total	165,334	1,302,015	251,460	2,004,307	6,771	52,123	3,838	30,437

Cost of shares repurchased	(409,856)	(3,228,095)	(461,223)	(3,656,416)	(241)	(1,853)	(2,982)	(23,292)
Exchanged into associated Funds	(41,151)	(319,533)	(12,191)	(97,207)	—	—	—	—

Total	(451,007)	(3,547,628)	(473,414)	(3,753,623)	(241)	(1,853)	(2,982)	(23,292)

Increase (decrease)	(285,673)	$(2,245,613)	(221,954)	$(1,749,316)	6,530	$50,270	856	$7,145

	Class D

	Year Ended September 30,

	2004		2003

Missouri Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	308	$2,422	325	$2,572
Investment of dividends	1,269	9,997	1,683	13,317
Shares issued in payment of gain distributions	92	732	91	711

Total	1,669	13,151	2,099	16,600

Cost of shares repurchased	(22,299)	(177,903)	(12,578)	(98,917)

Total	(22,299)	(177,903)	(12,578)	(98,917)

Decrease	(20,630)	$(164,752)	(10,479)	$(82,317)

	Class A				Class C

	Year Ended September 30,				Year Ended September 30,

	2004		2003		2004		2003

New York Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	331,056	$2,757,038	562,859	$4,675,948	47,411	$397,052	254,190	$2,118,078
Investment of dividends	247,982	2,056,658	258,907	2,154,122	18,488	153,507	19,742	164,536
Exchanged from associated Funds	175,774	1,465,070	437,466	3,661,350	7,508	63,365	32,453	271,961
Shares issued in payment of gain distributions	19,734	165,161	13,449	110,821	1,849	15,513	1,356	11,184

Total	774,546	6,443,927	1,272,681	10,602,241	75,256	629,437	307,741	2,565,759

Cost of shares repurchased	(1,198,490)	(9,910,365)	(1,233,394)	(10,283,638)	(246,606)	(2,035,330)	(238,039)	(1,987,631)
Exchanged into associated Funds	(552,478)	(4,564,587)	(325,456)	(2,735,956)	(10,016)	(81,449)	(26,298)	(218,767)

Total	(1,750,968)	(14,474,952)	(1,558,850)	(13,019,594)	(256,622)	(2,116,779)	(264,337)	(2,206,398)

Increase (decrease)	(976,422)	$(8,031,025)	(286,169)	$(2,417,353)	(181,366)	$(1,487,342)	43,404	$359,361

	Class D

	Year Ended September 30,

	2004		2003

New York Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	12,392	$103,906	4,806	$39,913

Investment of dividends	7,424	61,614	8,988	74,859
Exchanged from associated Funds	13,268	111,276	4,478	37,919
Shares issued in payment of gain distributions	685	5,740	404	3,334

Total	33,769	282,536	18,676	156,025

Cost of shares repurchased	(56,219)	(466,463)	(107,869)	(906,013)
Exchanged into associated Funds	(913)	(7,706)	(10,292)	(84,915)

Total	(57,132)	(474,169)	(118,161)	(990,928)

Decrease	(23,363)	$(191,633)	(99,485)	$(834,903)

48

Notes to Financial Statements

	Class A				Class C

	Year Ended September 30,				Year Ended September 30,

	2004		2003		2004		2003

Ohio Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	302,335	$2,448,371	419,997	$3,415,782	8,567	$70,213	26,694	$219,994
Investment of dividends	366,259	2,961,281	375,763	3,053,318	3,036	24,684	3,789	30,959
Exchanged from associated Funds	18,292	147,263	527,555	4,313,595	—	—	1,139	9,296
Shares issued in payment of gain distributions	27,175	220,605	15,085	121,737	303	2,470	190	1,544

Total	714,061	5,777,520	1,338,400	10,904,432	11,906	97,367	31,812	261,793

Cost of shares repurchased	(1,595,920)	(12,845,014)	(1,562,020)	(12,698,582)	(52,195)	(421,513)	(25,060)	(202,108)
Exchanged into associated Funds	(54,436)	(441,732)	(390,069)	(3,172,935)	—	—	(3,219)	(26,850)

Total	(1,650,356)	(13,286,746)	(1,952,089)	(15,871,517)	(52,195)	(421,513)	(28,279)	(228,958)

Increase (decrease)	(936,295)	$(7,509,226)	(613,689)	$(4,967,085)	(40,289)	$(324,146)	3,533	$32,835

	Class D

	Year Ended September 30,

	2004		2003

Ohio Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	5	$40	10,571	$86,566
Investment of dividends	3,209	26,086	3,535	28,877
Exchanged from associated Funds	—	—	11,112	91,066
Shares issued in payment of gain distributions	276	2,246	112	909

Total	3,490	28,372	25,330	207,418

Cost of shares repurchased	(54,402)	(440,139)	(44,282)	(364,879)
Exchanged into associated Funds	(910)	(7,482)	(7,622)	(62,900)

Total	(55,312)	(447,621)	(51,904)	(427,779)

Decrease	(51,822)	$(419,249)	(26,574)	$(220,361)

	Class A				Class C

	Year Ended September 30,				Year Ended September 30,

	2004		2003		2004		2003

Oregon Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	591,030	$4,673,196	445,893	$3,528,825	17,663	$139,093	49,543	$392,065
Investment of dividends	180,360	1,423,658	178,910	1,415,147	6,696	52,808	5,269	41,675
Exchanged from associated Funds	30,446	242,410	32,003	252,395	5,816	45,711	783	6,144
Shares issued in payment of gain distributions	4,955	39,288	20,164	158,086	192	1,523	553	4,336

Total	806,791	6,378,552	676,970	5,354,453	30,367	239,135	56,148	444,220

Cost of shares repurchased	(732,779)	(5,783,416)	(946,432)	(7,485,327)	(38,235)	(300,794)	(14,628)	(115,509)
Exchanged into associated Funds	(73,319)	(586,630)	(113,520)	(895,485)	(7,336)	(57,677)	(6,935)	(54,248)

Total	(806,098)	(6,370,046)	(1,059,952)	(8,380,812)	(45,571)	(358,471)	(21,563)	(169,757)

Increase (decrease)	693	$8,506	(382,982)	$(3,026,359)	(15,204)	$(119,336)	34,585	$274,463

	Class D

	Year Ended September 30,

	2004		2003

Oregon Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	13,844	$109,447	12,632	$100,253
Investment of dividends	4,834	38,119	5,413	42,796
Exchanged from associated Funds	20,943	168,756	8,083	63,633
Shares issued in payment of gain distributions	163	1,287	590	4,629

Total	39,784	317,609	26,718	211,311

Cost of shares repurchased	(72,276)	(569,021)	(105,442)	(828,480)
Exchanged into associated Funds	(8,551)	(66,701)	(23,068)	(181,071)

Total	(80,827)	(635,722)	(128,510)	(1,009,551)

Decrease	(41,043)	$(318,113)	(101,792)	$(798,240)

49

Notes to Financial Statements

	Class A				Class C

	Year Ended September 30,				Year Ended September 30,

	2004		2003		2004		2003

South Carolina Series	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	555,131	$4,528,396	584,654	$4,789,184	34,780	$284,560	400,579	$3,262,421
Investment of dividends	239,866	1,951,522	236,763	1,933,790	13,539	110,142	11,691	95,528
Exchanged from associated Funds	4,237	34,105	198,451	1,618,758	48,270	388,570	—	—
Shares issued in payment of gain distributions	105,593	859,291	21,644	175,097	7,525	61,257	1,036	8,378

Total	904,827	7,373,314	1,041,512	8,516,829	104,114	844,529	413,306	3,366,327

Cost of shares repurchased	(1,102,940)	(8,932,723)	(951,193)	(7,778,291)	(132,136)	(1,060,292)	(54,890)	(447,646)
Exchanged into associated Funds	(49,879)	(397,268)	(309,801)	(2,539,301)	(2,241)	(17,745)	(90,158)	(724,503)

Total	(1,152,819)	(9,329,991)	(1,260,994)	(10,317,592)	(134,377)	(1,078,037)	(145,048)	(1,172,149)

Increase (decrease)	(247,992)	$(1,956,677)	(219,482)	$(1,800,763)	(30,263)	$(233,508)	268,258	$2,194,178

	Class D

	Year Ended September 30,

	2004		2003

South Carolina Series	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	7,440	$60,542	66,028	$537,261
Investment of dividends	8,967	72,942	12,459	101,703
Exchanged from associated Funds	—	—	1,342	10,960
Shares issued in payment of gain distributions	5,042	41,016	1,349	10,916

Total	21,449	174,500	81,178	660,840

Cost of shares repurchased	(119,841)	(966,556)	(185,938)	(1,520,221)
Exchanged into associated Funds	(9,971)	(79,472)	—	—

Total	(129,812)	(1,046,028)	(185,938)	(1,520,221)

Decrease	(108,363)	$(871,528)	(104,760)	$(859,381)

8.

Other Matters — The Manager has conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewing these matters.

The Manager has also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the arrangements that permitted frequent trading, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares. Neither Seligman Municipal Fund Series, Inc. nor any of its Series was adversely affected by either of the circumstances described above and, accordingly, did not receive any payments from the Manager.

50

Financial Highlights

The tables below are intended to help you understand the financial performance of each Class of each Series for the past five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares.

National Series
CLASS A

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$7.98	$8.05	$7.98	$7.65	$7.68

Income from Investment Operations:
Net investment income	0.34	0.33	0.37	0.37	0.39
Net realized and unrealized gain (loss) on investments	(0.01)	(0.07)	0.06	0.33	(0.03)

Total from Investment Operations	0.33	0.26	0.43	0.70	0.36

Less Distributions:
Dividends from net investment income	(0.34)	(0.33)	(0.36)	(0.37)	(0.39)

Total Distributions	(0.34)	(0.33)	(0.36)	(0.37)	(0.39)

Net Asset Value, End of Year	$7.97	$7.98	$8.05	$7.98	$7.65

Total Return:	4.16%	3.29%	5.62%	9.36%	4.88%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$73,970	$86,905	$89,243	$89,117	$87,583
Ratio of expenses to average net assets	0.91%	0.95%	0.89%	0.91%	0.87%
Ratio of net investment income to average net assets	4.22%	4.14%	4.64%	4.74%	5.18%
Portfolio turnover rate	—	7.04%	6.97%	20.58%	6.54%

CLASS C

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$7.98	$8.05	$7.98	$7.65	$7.68

Income from Investment Operations:
Net investment income	0.26	0.26	0.30	0.30	0.32
Net realized and unrealized gain (loss) on investments	(0.01)	(0.07)	0.06	0.33	(0.03)

Total from Investment Operations	0.25	0.19	0.36	0.63	0.29

Less Distributions:
Dividends from net investment income	(0.26)	(0.26)	(0.29)	(0.30)	(0.32)

Total Distributions	(0.26)	(0.26)	(0.29)	(0.30)	(0.32)

Net Asset Value, End of Year	$7.97	$7.98	$8.05	$7.98	$7.65

Total Return:	3.23%	2.36%	4.67%	8.38%	3.94%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$3,503	$5,446	$5,903	$3,029	$1,056
Ratio of expenses to average net assets	1.81%	1.85%	1.79%	1.81%	1.77%
Ratio of net investment income to average net assets	3.32%	3.24%	3.74%	3.84%	4.28%
Portfolio turnover rate	—	7.04%	6.97%	20.58%	6.54%

See footnotes on page 70.

51

Financial Highlights

National Series (continued)
CLASS D

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$7.98	$8.05	$7.98	$7.65	$7.68

Income from Investment Operations:
Net investment income	0.26	0.26	0.30	0.30	0.32
Net realized and unrealized gain (loss) on investments	(0.01)	(0.07)	0.06	0.33	(0.03)

Total from Investment Operations	0.25	0.19	0.36	0.63	0.29

Less Distributions:
Dividends from net investment income	(0.26)	(0.26)	(0.29)	(0.30)	(0.32)

Total Distributions	(0.26)	(0.26)	(0.29)	(0.30)	(0.32)

Net Asset Value, End of Year	$7.97	$7.98	$8.05	$7.98	$7.65

Total Return:	3.23%	2.36%	4.67%	8.38%	3.94%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$1,799	$2,942	$4,059	$3,547	$3,839
Ratio of expenses to average net assets	1.81%	1.85%	1.79%	1.81%	1.77%
Ratio of net investment income to average net assets	3.32%	3.24%	3.74%	3.84%	4.28%
Portfolio turnover rate	—	7.04%	6.97%	20.58%	6.54%

Colorado Series
CLASS A

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$7.63	$7.69	$7.47	$7.02	$7.10

Income from Investment Operations:
Net investment income	0.31	0.31	0.32	0.34	0.35
Net realized and unrealized gain (loss) on investments	0.03	(0.06)	0.23	0.45	(0.03)

Total from Investment Operations	0.34	0.25	0.55	0.79	0.32

Less Distributions:
Dividends from net investment income	(0.31)	(0.30)	(0.32)	(0.34)	(0.35)
Distributions from net realized capital gain	—	(0.01)	(0.01)	—	(0.05)

Total Distributions	(0.31)	(0.31)	(0.33)	(0.34)	(0.40)

Net Asset Value, End of Year	$7.66	$7.63	$7.69	$7.47	$7.02

Total Return:	4.49%	3.38%	7.60%	11.44%	4.64%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$36,025	$38,560	$39,155	$37,429	$37,358
Ratio of expenses to average net assets	0.94%	0.99%	0.96%	0.94%	0.91%
Ratio of net investment income to average net assets	4.05%	4.05%	4.31%	4.63%	4.99%
Portfolio turnover rate	5.04%	4.10%	9.45%	11.31%	8.81%

See footnotes on page 70.

52

Financial Highlights

Colorado Series (continued)
CLASS C

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$7.62	$7.68	$7.46	$7.02	$7.09

Income from Investment Operations:
Net investment income	0.24	0.24	0.25	0.28	0.28
Net realized and unrealized gain (loss) on investments	0.03	(0.05)	0.23	0.44	(0.02)

Total from Investment Operations	0.27	0.19	0.48	0.72	0.26

Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.25)	(0.28)	(0.28)
Distributions from net realized capital gain	—	(0.01)	(0.01)	—	(0.05)

Total Distributions	(0.24)	(0.25)	(0.26)	(0.28)	(0.33)

Net Asset Value, End of Year	$7.65	$7.62	$7.68	$7.46	$7.02

Total Return:	3.56%	2.46%	6.59%	10.39%	3.86%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$121	$205	$169	$96	$76
Ratio of expenses to average net assets	1.84%	1.89%	1.86%	1.84%	1.81%
Ratio of net investment income to average net assets	3.15%	3.15%	3.41%	3.73%	4.09%
Portfolio turnover rate	5.04%	4.10%	9.45%	11.31%	8.81%

CLASS D

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$7.62	$7.68	$7.46	$7.02	$7.09

Income from Investment Operations:
Net investment income	0.24	0.24	0.25	0.28	0.28
Net realized and unrealized gain (loss) on investments	0.03	(0.05)	0.23	0.44	(0.02)

Total from Investment Operations	0.27	0.19	0.48	0.72	0.26

Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.25)	(0.28)	(0.28)
Distributions from net realized capital gain	—	(0.01)	(0.01)	—	(0.05)

Total Distributions	(0.24)	(0.25)	(0.26)	(0.28)	(0.33)

Net Asset Value, End of Year	$7.65	$7.62	$7.68	$7.46	$7.02

Total Return:	3.56%	2.46%	6.59%	10.39%	3.86%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$138	$276	$461	$609	$505
Ratio of expenses to average net assets	1.84%	1.89%	1.86%	1.84%	1.81%
Ratio of net investment income to average net assets	3.15%	3.15%	3.41%	3.73%	4.09%
Portfolio turnover rate	5.04%	4.10%	9.45%	11.31%	8.81%

See footnotes on page 70.

53

Financial Highlights

Georgia Series
CLASS A

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.01	$8.10	$7.89	$7.64	$7.75

Income from Investment Operations:
Net investment income	0.32	0.33	0.35	0.36	0.37
Net realized and unrealized gain (loss) on investments	(0.16)	(0.06)	0.22	0.29	0.06

Total from Investment Operations	0.16	0.27	0.57	0.65	0.43

Less Distributions:
Dividends from net investment income	(0.32)	(0.33)	(0.35)	(0.36)	(0.37)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.01)	(0.04)	(0.17)

Total Distributions	(0.33)	(0.36)	(0.36)	(0.40)	(0.54)

Net Asset Value, End of Year	$7.84	$8.01	$8.10	$7.89	$7.64

Total Return:	2.09%	3.48%	7.47%	8.68%	5.95%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$32,928	$35,086	$38,306	$38,355	$37,423
Ratio of expenses to average net assets	0.94%	0.97%	0.89%	0.95%	0.91%
Ratio of net investment income to average net assets	4.11%	4.16%	4.44%	4.56%	4.96%
Portfolio turnover rate	20.43%	—	13.66%	—	9.57%

CLASS C

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.02	$8.12	$7.91	$7.66	$7.76

Income from Investment Operations:
Net investment income	0.25	0.26	0.28	0.29	0.30
Net realized and unrealized gain (loss) on investments	(0.15)	(0.07)	0.22	0.29	0.07

Total from Investment Operations	0.10	0.19	0.50	0.58	0.37

Less Distributions:
Dividends from net investment income	(0.25)	(0.26)	(0.28)	(0.29)	(0.30)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.01)	(0.04)	(0.17)

Total Distributions	(0.26)	(0.29)	(0.29)	(0.33)	(0.47)

Net Asset Value, End of Year	$7.86	$8.02	$8.12	$7.91	$7.66

Total Return:	1.30%	2.42%	6.49%	7.71%	5.15%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$639	$620	$600	$383	$246
Ratio of expenses to average net assets	1.84%	1.87%	1.79%	1.85%	1.81%
Ratio of net investment income to average net assets	3.21%	3.26%	3.54%	3.66%	4.06%
Portfolio turnover rate	20.43%	—	13.66%	—	9.57%

See footnotes on page 70.

54

Financial Highlights

Georgia Series (continued)
CLASS D

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.03	$8.12	$7.91	$7.66	$7.76

Income from Investment Operations:
Net investment income	0.25	0.26	0.28	0.29	0.30
Net realized and unrealized gain (loss) on investments	(0.16)	(0.06)	0.22	0.29	0.07

Total from Investment Operations	0.09	0.20	0.50	0.58	0.37

Less Distributions:
Dividends from net investment income	(0.25)	(0.26)	(0.28)	(0.29)	(0.30)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.01)	(0.04)	(0.17)

Total Distributions	(0.26)	(0.29)	(0.29)	(0.33)	(0.47)

Net Asset Value, End of Year	$7.86	$8.03	$8.12	$7.91	$7.66

Total Return:	1.17%	2.55%	6.49%	7.71%	5.15%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$1,479	$1,658	$2,010	$1,991	$2,129
Ratio of expenses to average net assets	1.84%	1.87%	1.79%	1.85%	1.81%
Ratio of net investment income to average net assets	3.21%	3.26%	3.54%	3.66%	4.06%
Portfolio turnover rate	20.43%	—	13.66%	—	9.57%

Louisiana Series
CLASS A

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.27	$8.41	$8.15	$7.80	$7.81

Income from Investment Operations:
Net investment income	0.34	0.36	0.37	0.38	0.39
Net realized and unrealized gain (loss) on investments	(0.03)	(0.12)	0.26	0.37	0.04

Total from Investment Operations	0.31	0.24	0.63	0.75	0.43

Less Distributions:
Dividends from net investment income	(0.34)	(0.35)	(0.37)	(0.38)	(0.39)
Distributions from net realized capital gain	(0.02)	(0.03)	—	(0.02)	(0.05)

Total Distributions	(0.36)	(0.38)	(0.37)	(0.40)	(0.44)

Net Asset Value, End of Year	$8.22	$8.27	$8.41	$8.15	$7.80

Total Return:	3.77%	3.03%	7.94%	9.77%	5.70%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$41,960	$46,181	$49,356	$49,267	$47,099
Ratio of expenses to average net assets	0.91%	0.94%	0.87%	0.89%	0.88%
Ratio of net investment income to average net assets	4.14%	4.33%	4.56%	4.71%	5.10%
Portfolio turnover rate	2.51%	—	11.19%	4.99%	—

See footnotes on page 70.

55

Financial Highlights

Louisiana Series (continued)
CLASS C

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.27	$8.41	$8.15	$7.80	$7.80

Income from Investment Operations:
Net investment income	0.27	0.28	0.30	0.30	0.32
Net realized and unrealized gain (loss) on investments	(0.04)	(0.11)	0.25	0.37	0.05

Total from Investment Operations	0.23	0.17	0.55	0.67	0.37

Less Distributions:
Dividends from net investment income	(0.26)	(0.28)	(0.29)	(0.30)	(0.32)
Distributions from net realized capital gain	(0.02)	(0.03)	—	(0.02)	(0.05)

Total Distributions	(0.28)	(0.31)	(0.29)	(0.32)	(0.37)

Net Asset Value, End of Year	$8.22	$8.27	$8.41	$8.15	$7.80

Total Return:	2.84%	2.11%	6.98%	8.78%	4.88%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$698	$687	$769	$873	$581
Ratio of expenses to average net assets	1.81%	1.84%	1.77%	1.79%	1.78%
Ratio of net investment income to average net assets	3.24%	3.43%	3.66%	3.81%	4.20%
Portfolio turnover rate	2.51%	—	11.19%	4.99%	—

CLASS D

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.27	$8.41	$8.15	$7.80	$7.80

Income from Investment Operations:
Net investment income	0.27	0.28	0.30	0.30	0.32
Net realized and unrealized gain (loss) on investments	(0.04)	(0.11)	0.25	0.37	0.05

Total from Investment Operations	0.23	0.17	0.55	0.67	0.37

Less Distributions:
Dividends from net investment income	(0.26)	(0.28)	(0.29)	(0.30)	(0.32)
Distributions from net realized capital gain	(0.02)	(0.03)	—	(0.02)	(0.05)

Total Distributions	(0.28)	(0.31)	(0.29)	(0.32)	(0.37)

Net Asset Value, End of Year	$8.22	$8.27	$8.41	$8.15	$7.80

Total Return:	2.84%	2.11%	6.98%	8.78%	4.88%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$464	$843	$1,123	$970	$721
Ratio of expenses to average net assets	1.81%	1.84%	1.77%	1.79%	1.78%
Ratio of net investment income to average net assets	3.24%	3.43%	3.66%	3.81%	4.20%
Portfolio turnover rate	2.51%	—	11.19%	4.99%	—

See footnotes on page 70.

56

Financial Highlights

Maryland Series
CLASS A

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.05	$8.27	$8.08	$7.79	$7.79

Income from Investment Operations:
Net investment income	0.31	0.32	0.36	0.39	0.39
Net realized and unrealized gain (loss) on investments	—	(0.14)	0.22	0.29	—

Total from Investment Operations	0.31	0.18	0.58	0.68	0.39

Less Distributions:
Dividends from net investment income	(0.31)	(0.31)	(0.36)	(0.39)	(0.39)
Distributions from net realized capital gain	(0.02)	(0.09)	(0.03)	—	—

Total Distributions	(0.33)	(0.40)	(0.39)	(0.39)	(0.39)

Net Asset Value, End of Year	$8.03	$8.05	$8.27	$8.08	$7.79

Total Return:	3.94%	2.29%	7.33%	8.83%	5.26%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$41,082	$45,239	$47,787	$46,234	$48,042
Ratio of expenses to average net assets	0.93%	0.96%	0.90%	0.91%	0.91%
Ratio of net investment income to average net assets	3.89%	3.92%	4.47%	4.82%	5.10%
Portfolio turnover rate	5.66%	10.98%	19.30%	—	9.76%

CLASS C

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.06	$8.29	$8.09	$7.80	$7.80

Income from Investment Operations:
Net investment income	0.24	0.24	0.29	0.32	0.32
Net realized and unrealized gain (loss) on investments	0.01	(0.14)	0.23	0.29	—

Total from Investment Operations	0.25	0.10	0.52	0.61	0.32

Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.29)	(0.32)	(0.32)
Distributions from net realized capital gain	(0.02)	(0.09)	(0.03)	—	—

Total Distributions	(0.26)	(0.33)	(0.32)	(0.32)	(0.32)

Net Asset Value, End of Year	$8.05	$8.06	$8.29	$8.09	$7.80

Total Return:	3.13%	1.25%	6.49%	7.86%	4.32%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$419	$444	$480	$417	$161
Ratio of expenses to average net assets	1.83%	1.86%	1.80%	1.81%	1.81%
Ratio of net investment income to average net assets	2.99%	3.02%	3.57%	3.92%	4.20%
Portfolio turnover rate	5.66%	10.98%	19.30%	—	9.76%

See footnotes on page 70.

57

Financial Highlights

Maryland Series (continued)
CLASS D

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.06	$8.29	$8.09	$7.80	$7.80

Income from Investment Operations:
Net investment income	0.23	0.24	0.29	0.32	0.32
Net realized and unrealized gain (loss) on investments	0.02	(0.14)	0.23	0.29	—

Total from Investment Operations	0.25	0.10	0.52	0.61	0.32

Less Distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.29)	(0.32)	(0.32)
Distributions from net realized capital gain	(0.02)	(0.09)	(0.03)	—	—

Total Distributions	(0.26)	(0.33)	(0.32)	(0.32)	(0.32)

Net Asset Value, End of Year	$8.05	$8.06	$8.29	$8.09	$7.80

Total Return:	3.13%	1.25%	6.49%	7.86%	4.32%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$2,016	$2,291	$2,352	$2,216	$2,179
Ratio of expenses to average net assets	1.83%	1.86%	1.80%	1.81%	1.81%
Ratio of net investment income to average net assets	2.99%	3.02%	3.57%	3.92%	4.20%
Portfolio turnover rate	5.66%	10.98%	19.30%	—	9.76%

Massachusetts Series
CLASS A

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.34	$8.38	$8.01	$7.48	$7.47

Income from Investment Operations:
Net investment income	0.33	0.33	0.35	0.35	0.36
Net realized and unrealized gain (loss) on investments	(0.07)	(0.05)	0.37	0.53	0.07

Total from Investment Operations	0.26	0.28	0.72	0.88	0.43

Less Distributions:
Dividends from net investment income	(0.33)	(0.32)	(0.35)	(0.35)	(0.36)
Distributions from net realized capital gain	‡	—	—	—	(0.06)

Total Distributions	(0.33)	(0.32)	(0.35)	(0.35)	(0.42)

Net Asset Value, End of Year	$8.27	$8.34	$8.38	$8.01	$7.48

Total Return:	3.18%	3.48%	9.28%	12.01%	5.97%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$76,118	$83,379	$87,225	$85,336	$81,487
Ratio of expenses to average net assets	0.89%	0.92%	0.86%	0.89%	0.86%
Ratio of net investment income to average net assets	3.98%	3.96%	4.42%	4.52%	4.95%
Portfolio turnover rate	1.97%	2.42%	5.74%	5.09%	22.46%

See footnotes on page 70.

58

Financial Highlights

Massachusetts Series (continued)
CLASS C

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.34	$8.37	$8.01	$7.48	$7.47

Income from Investment Operations:
Net investment income	0.26	0.25	0.28	0.28	0.29
Net realized and unrealized gain (loss) on investments	(0.08)	(0.03)	0.36	0.53	0.07

Total from Investment Operations	0.18	0.22	0.64	0.81	0.36

Less Distributions:
Dividends from net investment income	(0.25)	(0.25)	(0.28)	(0.28)	(0.29)
Distributions from net realized capital gain	‡	—	—	—	(0.06)

Total Distributions	(0.25)	(0.25)	(0.28)	(0.28)	(0.35)

Net Asset Value, End of Year	$8.27	$8.34	$8.37	$8.01	$7.48

Total Return:	2.25%	2.68%	8.17%	11.00%	5.01%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$3,052	$3,284	$1,513	$1,009	$283
Ratio of expenses to average net assets	1.79%	1.82%	1.76%	1.79%	1.76%
Ratio of net investment income to average net assets	3.08%	3.06%	3.52%	3.62%	4.05%
Portfolio turnover rate	1.97%	2.42%	5.74%	5.09%	22.46%

CLASS D

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.34	$8.37	$8.01	$7.48	$7.47

Income from Investment Operations:
Net investment income	0.26	0.25	0.28	0.28	0.29
Net realized and unrealized gain (loss) on investments	(0.08)	(0.03)	0.36	0.53	0.07

Total from Investment Operations	0.18	0.22	0.64	0.81	0.36

Less Distributions:
Dividends from net investment income	(0.25)	(0.25)	(0.28)	(0.28)	(0.29)
Distributions from net realized capital gain	‡	—	—	—	(0.06)

Total Distributions	(0.25)	(0.25)	(0.28)	(0.28)	(0.35)

Net Asset Value, End of Year	$8.27	$8.34	$8.37	$8.01	$7.48

Total Return:	2.25%	2.68%	8.17%	11.00%	5.01%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$785	$1,293	$1,725	$1,721	$1,436
Ratio of expenses to average net assets	1.79%	1.82%	1.76%	1.79%	1.76%
Ratio of net investment income to average net assets	3.08%	3.06%	3.52%	3.62%	4.05%
Portfolio turnover rate	1.97%	2.42%	5.74%	5.09%	22.46%

See footnotes on page 70.

59

Financial Highlights

Michigan Series
CLASS A

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.64	$8.64	$8.47	$8.11	$8.04

Income from Investment Operations:
Net investment income	0.35	0.32	0.38	0.40	0.41
Net realized and unrealized gain (loss) on investments	(0.06)	0.04	0.21	0.39	0.10

Total from Investment Operations	0.29	0.36	0.59	0.79	0.51

Less Distributions:
Dividends from net investment income	(0.34)	(0.32)	(0.38)	(0.40)	(0.41)
Distributions from net realized capital gain	(0.02)	(0.04)	(0.04)	(0.03)	(0.03)

Total Distributions	(0.36)	(0.36)	(0.42)	(0.43)	(0.44)

Net Asset Value, End of Year	$8.57	$8.64	$8.64	$8.47	$8.11

Total Return:	3.51%	4.24%	7.23%	9.98%	6.62%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$108,791	$116,487	$123,283	$122,978	$117,241
Ratio of expenses to average net assets	0.87%	0.91%	0.86%	0.70%	0.70%
Ratio of net investment income to average net assets	4.08%	3.79%	4.51%	4.85%	5.20%
Portfolio turnover rate	—	6.10%	1.66%	11.63%	7.80%
Without expense reimbursement:*
Ratio of expenses to average net assets				0.85%	0.84%
Ratio of net investment income to average net assets				4.70%	5.06%

CLASS C

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.63	$8.63	$8.46	$8.10	$8.03

Income from Investment Operations:
Net investment income	0.27	0.25	0.30	0.33	0.34
Net realized and unrealized gain (loss) on investments	(0.05)	0.03	0.21	0.39	0.10

Total from Investment Operations	0.22	0.28	0.51	0.72	0.44

Less Distributions:
Dividends from net investment income	(0.27)	(0.24)	(0.30)	(0.33)	(0.34)
Distributions from net realized capital gain	(0.02)	(0.04)	(0.04)	(0.03)	(0.03)

Total Distributions	(0.29)	(0.28)	(0.34)	(0.36)	(0.37)

Net Asset Value, End of Year	$8.56	$8.63	$8.63	$8.46	$8.10

Total Return:	2.59%	3.32%	6.28%	8.99%	5.68%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$851	$728	$1,169	$899	$356
Ratio of expenses to average net assets	1.77%	1.81%	1.76%	1.60%	1.60%
Ratio of net investment income to average net assets	3.18%	2.89%	3.61%	3.95%	4.30%
Portfolio turnover rate	—	6.10%	1.66%	11.63%	7.80%
Without expense reimbursement:*
Ratio of expenses to average net assets				1.75%	1.74%
Ratio of net investment income to average net assets				3.80%	4.16%

See footnotes on page 70.

60

Financial Highlights

Michigan Series (continued)
CLASS D

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.63	$8.63	$8.46	$8.10	$8.03

Income from Investment Operations:
Net investment income	0.27	0.25	0.30	0.33	0.34
Net realized and unrealized gain (loss) on investments	(0.05)	0.03	0.21	0.39	0.10

Total from Investment Operations	0.22	0.28	0.51	0.72	0.44

Less Distributions:
Dividends from net investment income	(0.27)	(0.24)	(0.30)	(0.33)	(0.34)
Distributions from net realized capital gain	(0.02)	(0.04)	(0.04)	(0.03)	(0.03)

Total Distributions	(0.29)	(0.28)	(0.34)	(0.36)	(0.37)

Net Asset Value, End of Year	$8.56	$8.63	$8.63	$8.46	$8.10

Total Return:	2.59%	3.32%	6.28%	8.99%	5.68%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$2,583	$2,093	$1,977	$2,015	$1,605
Ratio of expenses to average net assets	1.77%	1.81%	1.76%	1.60%	1.60%
Ratio of net investment income to average net assets	3.18%	2.89%	3.61%	3.95%	4.30%
Portfolio turnover rate	—	6.10%	1.66%	11.63%	7.80%
Without expense reimbursement:*
Ratio of expenses to average net assets				1.75%	1.74%
Ratio of net investment income to average net assets				3.80%	4.16%

Minnesota Series
CLASS A

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$7.87	$7.92	$7.72	$7.34	$7.36

Income from Investment Operations:
Net investment income	0.31	0.29	0.35	0.34	0.36
Net realized and unrealized gain (loss) on investments	(0.05)	(0.06)	0.19	0.38	0.02

Total from Investment Operations	0.26	0.23	0.54	0.72	0.38

Less Distributions:
Dividends from net investment income	(0.30)	(0.28)	(0.34)	(0.34)	(0.36)
Distributions from net realized capital gain	—	—	—	—	(0.04)

Total Distributions	(0.30)	(0.28)	(0.34)	(0.34)	(0.40)

Net Asset Value, End of Year	$7.83	$7.87	$7.92	$7.72	$7.34

Total Return:	3.41%	3.02%	7.20%	10.02%	5.35%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$91,022	$96,175	$99,368	$98,452	$96,475
Ratio of expenses to average net assets	0.88%	0.93%	0.85%	0.89%	0.87%
Ratio of net investment income to average net assets	3.95%	3.69%	4.49%	4.52%	4.95%
Portfolio turnover rate	1.85%	9.37%	8.09%	1.02%	12.38%

See footnotes on page 70.

61

Financial Highlights

Minnesota Series (continued)
CLASS C

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$7.87	$7.93	$7.72	$7.34	$7.36

Income from Investment Operations:
Net investment income	0.24	0.22	0.28	0.28	0.29
Net realized and unrealized gain (loss) on investments	(0.05)	(0.07)	0.20	0.38	0.02

Total from Investment Operations	0.19	0.15	0.48	0.66	0.31

Less Distributions:
Dividends from net investment income	(0.23)	(0.21)	(0.27)	(0.28)	(0.29)
Distributions from net realized capital gain	—	—	—	—	(0.04)

Total Distributions	(0.23)	(0.21)	(0.27)	(0.28)	(0.33)

Net Asset Value, End of Year	$7.83	$7.87	$7.93	$7.72	$7.34

Total Return:	2.49%	1.97%	6.38%	9.04%	4.42%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$390	$555	$432	$275	$23
Ratio of expenses to average net assets	1.78%	1.83%	1.75%	1.79%	1.77%
Ratio of net investment income to average net assets	3.05%	2.79%	3.59%	3.62%	4.05%
Portfolio turnover rate	1.85%	9.37%	8.09%	1.02%	12.38%

CLASS D

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$7.87	$7.93	$7.72	$7.34	$7.36

Income from Investment Operations:
Net investment income	0.24	0.22	0.28	0.28	0.29
Net realized and unrealized gain (loss) on investments	(0.05)	(0.07)	0.20	0.38	0.02

Total from Investment Operations	0.19	0.15	0.48	0.66	0.31

Less Distributions:
Dividends from net investment income	(0.23)	(0.21)	(0.27)	(0.28)	(0.29)
Distributions from net realized capital gain	—	—	—	—	(0.04)

Total Distributions	(0.23)	(0.21)	(0.27)	(0.28)	(0.33)

Net Asset Value, End of Year	$7.83	$7.87	$7.93	$7.72	$7.34

Total Return:	2.49%	1.97%	6.38%	9.04%	4.42%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$1,315	$1,370	$1,779	$1,575	$1,629
Ratio of expenses to average net assets	1.78%	1.83%	1.75%	1.79%	1.77%
Ratio of net investment income to average net assets	3.05%	2.79%	3.59%	3.62%	4.05%
Portfolio turnover rate	1.85%	9.37%	8.09%	1.02%	12.38%

See footnotes on page 70.

62

Financial Highlights

Missouri Series
CLASS A

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$7.94	$8.02	$7.81	$7.37	$7.29

Income from Investment Operations:
Net investment income	0.30	0.30	0.34	0.34	0.35
Net realized and unrealized gain (loss) on investments	(0.04)	(0.06)	0.26	0.47	0.09

Total from Investment Operations	0.26	0.24	0.60	0.81	0.44

Less Distributions:
Dividends from net investment income	(0.30)	(0.30)	(0.34)	(0.34)	(0.35)
Distributions from net realized capital gain	(0.01)	(0.02)	(0.05)	(0.03)	(0.01)

Total Distributions	(0.31)	(0.32)	(0.39)	(0.37)	(0.36)

Net Asset Value, End of Year	$7.89	$7.94	$8.02	$7.81	$7.37

Total Return:	3.38%	2.98%	7.89%	11.26%	6.19%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$33,899	$36,409	$38,519	$37,879	$38,529
Ratio of expenses to average net assets	0.94%	0.97%	0.90%	0.94%	0.93%
Ratio of net investment income to average net assets	3.83%	3.79%	4.37%	4.44%	4.83%
Portfolio turnover rate	3.99%	2.95%	4.04%	5.70%	6.00%

CLASS C

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$7.95	$8.02	$7.81	$7.37	$7.29

Income from Investment Operations:
Net investment income	0.23	0.23	0.27	0.27	0.28
Net realized and unrealized gain (loss) on investments	(0.05)	(0.05)	0.26	0.47	0.09

Total from Investment Operations	0.18	0.18	0.53	0.74	0.37

Less Distributions:
Dividends from net investment income	(0.23)	(0.23)	(0.27)	(0.27)	(0.28)
Distributions from net realized capital gain	(0.01)	(0.02)	(0.05)	(0.03)	(0.01)

Total Distributions	(0.24)	(0.25)	(0.32)	(0.30)	(0.29)

Net Asset Value, End of Year	$7.89	$7.95	$8.02	$7.81	$7.37

Total Return:	2.33%	2.18%	6.92%	10.27%	5.27%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$139	$88	$82	$75	$22
Ratio of expenses to average net assets	1.84%	1.87%	1.80%	1.84%	1.83%
Ratio of net investment income to average net assets	2.93%	2.90%	3.47%	3.54%	3.93%
Portfolio turnover rate	3.99%	2.95%	4.04%	5.70%	6.00%

See footnotes on page 70.

63

Financial Highlights

Missouri Series (continued)
CLASS D

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$7.95	$8.02	$7.81	$7.37	$7.29

Income from Investment Operations:
Net investment income	0.23	0.23	0.27	0.27	0.28
Net realized and unrealized gain (loss) on investments	(0.05)	(0.05)	0.26	0.47	0.09

Total from Investment Operations	0.18	0.18	0.53	0.74	0.37

Less Distributions:
Dividends from net investment income	(0.23)	(0.23)	(0.27)	(0.27)	(0.28)
Distributions from net realized capital gain	(0.01)	(0.02)	(0.05)	(0.03)	(0.01)

Total Distributions	(0.24)	(0.25)	(0.32)	(0.30)	(0.29)

Net Asset Value, End of Year	$7.89	$7.95	$8.02	$7.81	$7.37

Total Return:	2.33%	2.18%	6.92%	10.27%	5.27%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$345	$511	$600	$575	$321
Ratio of expenses to average net assets	1.84%	1.86%	1.80%	1.84%	1.83%
Ratio of net investment income to average net assets	2.93%	2.90%	3.47%	3.54%	3.93%
Portfolio turnover rate	3.99%	2.95%	4.04%	5.70%	6.00%

New York Series
CLASS A

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.34	$8.43	$8.16	$7.77	$7.70

Income from Investment Operations:
Net investment income	0.35	0.34	0.36	0.38	0.39
Net realized and unrealized gain (loss) on investments	(0.06)	(0.07)	0.27	0.45	0.08

Total from Investment Operations	0.29	0.27	0.63	0.83	0.47

Less Distributions:
Dividends from net investment income	(0.34)	(0.34)	(0.36)	(0.38)	(0.39)
Distributions from net realized capital gain	(0.02)	(0.02)	—	(0.06)	(0.01)

Total Distributions	(0.36)	(0.36)	(0.36)	(0.44)	(0.40)

Net Asset Value, End of Year	$8.27	$8.34	$8.43	$8.16	$7.77

Total Return:	3.60%	3.24%	7.94%	10.90%	6.28%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$71,698	$80,452	$83,723	$82,482	$69,549
Ratio of expenses to average net assets	0.88%	0.91%	0.87%	0.70%	0.70%
Ratio of net investment income to average net assets	4.18%	4.11%	4.43%	4.70%	5.17%
Portfolio turnover rate	—	6.35%	19.43%	8.15%	7.30%
Without expense reimbursement:*
Ratio of expenses to average net assets				0.83%	0.83%
Ratio of net investment income to average net assets				4.57%	5.04%

See footnotes on page 70.

64

Financial Highlights

New York Series (continued)
CLASS C

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.35	$8.44	$8.17	$7.78	$7.70

Income from Investment Operations:
Net investment income	0.27	0.27	0.29	0.30	0.32
Net realized and unrealized gain (loss) on investments	(0.04)	(0.07)	0.27	0.45	0.09

Total from Investment Operations	0.23	0.20	0.56	0.75	0.41

Less Distributions:
Dividends from net investment income	(0.27)	(0.27)	(0.29)	(0.30)	(0.32)
Distributions from net realized capital gain	(0.02)	(0.02)	—	(0.06)	(0.01)

Total Distributions	(0.29)	(0.29)	(0.29)	(0.36)	(0.33)

Net Asset Value, End of Year	$8.29	$8.35	$8.44	$8.17	$7.78

Total Return:	2.79%	2.32%	6.98%	9.88%	5.46%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$5,732	$7,295	$7,005	$3,624	$402
Ratio of expenses to average net assets	1.78%	1.81%	1.77%	1.60%	1.60%
Ratio of net investment income to average net assets	3.28%	3.21%	3.53%	3.80%	4.27%
Portfolio turnover rate	—	6.35%	19.43%	8.15%	7.30%
Without expense reimbursement:*
Ratio of expenses to average net assets				1.73%	1.73%
Ratio of net investment income to average net assets				3.67%	4.14%

CLASS D

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.35	$8.44	$8.17	$7.78	$7.70

Income from Investment Operations:
Net investment income	0.27	0.27	0.29	0.30	0.32
Net realized and unrealized gain (loss) on investments	(0.04)	(0.07)	0.27	0.45	0.09

Total from Investment Operations	0.23	0.20	0.56	0.75	0.41

Less Distributions:
Dividends from net investment income	(0.27)	(0.27)	(0.29)	(0.30)	(0.32)
Distributions from net realized capital gain	(0.02)	(0.02)	—	(0.06)	(0.01)

Total Distributions	(0.29)	(0.29)	(0.29)	(0.36)	(0.33)

Net Asset Value, End of Year	$8.29	$8.35	$8.44	$8.17	$7.78

Total Return:	2.79%	2.32%	6.98%	9.88%	5.46%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$2,437	$2,653	$3,521	$3,297	$2,593
Ratio of expenses to average net assets	1.78%	1.81%	1.77%	1.60%	1.60%
Ratio of net investment income to average net assets	3.28%	3.21%	3.53%	3.80%	4.27%
Portfolio turnover rate	—	6.35%	19.43%	8.15%	7.30%
Without expense reimbursement:*
Ratio of expenses to average net assets				1.73%	1.73%
Ratio of net investment income to average net assets				3.67%	4.14%

See footnotes on page 70.

65

Financial Highlights

Ohio Series
CLASS A

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.14	$8.26	$8.03	$7.64	$7.64

Income from Investment Operations:
Net investment income	0.31	0.32	0.36	0.38	0.39
Net realized and unrealized gain (loss) on investments	(0.02)	(0.11)	0.23	0.39	0.02

Total from Investment Operations	0.29	0.21	0.59	0.77	0.41

Less Distributions:
Dividends from net investment income	(0.31)	(0.32)	(0.36)	(0.38)	(0.39)
Distributions from net realized capital gain	(0.02)	(0.01)	ø	ø	(0.02)

Total Distributions	(0.33)	(0.33)	(0.36)	(0.38)	(0.41)

Net Asset Value, End of Year	$8.10	$8.14	$8.26	$8.03	$7.64

Total Return:	3.69%	2.63%	7.59%	10.30%	5.58%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$114,544	$122,692	$129,662	$128,433	$128,364
Ratio of expenses to average net assets	0.87%	0.91%	0.85%	0.70%	0.71%
Ratio of net investment income to average net assets	3.88%	3.97%	4.51%	4.81%	5.21%
Portfolio turnover rate	—	6.79%	0.79%	7.57%	9.02%
Without expense reimbursement:*
Ratio of expenses to average net assets				0.84%	0.84%
Ratio of net investment income to average net assets				4.67%	5.08%

CLASS C

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.18	$8.31	$8.08	$7.69	$7.68

Income from Investment Operations:
Net investment income	0.24	0.25	0.29	0.31	0.33
Net realized and unrealized gain (loss) on investments	(0.01)	(0.12)	0.23	0.39	0.03

Total from Investment Operations	0.23	0.13	0.52	0.70	0.36

Less Distributions:
Dividends from net investment income	(0.24)	(0.25)	(0.29)	(0.31)	(0.33)
Distributions from net realized capital gain	(0.02)	(0.01)	ø	ø	(0.02)

Total Distributions	(0.26)	(0.26)	(0.29)	(0.31)	(0.35)

Net Asset Value, End of Year	$8.15	$8.18	$8.31	$8.08	$7.69

Total Return:	2.87%	1.58%	6.61%	9.26%	4.78%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$1,005	$1,339	$1,331	$812	$222
Ratio of expenses to average net assets	1.77%	1.81%	1.75%	1.60%	1.61%
Ratio of net investment income to average net assets	2.98%	3.07%	3.61%	3.91%	4.31%
Portfolio turnover rate	—	6.79%	0.79%	7.57%	9.02%
Without expense reimbursement:*
Ratio of expenses to average net assets				1.74%	1.74%
Ratio of net investment income to average net assets				3.77%	4.18%

See footnotes on page 70.

66

Financial Highlights

Ohio Series (continued)
CLASS D

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.18	$8.31	$8.08	$7.69	$7.68

Income from Investment Operations:
Net investment income	0.24	0.25	0.29	0.31	0.33
Net realized and unrealized gain (loss) on investments	(0.01)	(0.12)	0.23	0.39	0.03

Total from Investment Operations	0.23	0.13	0.52	0.70	0.36

Less Distributions:
Dividends from net investment income	(0.24)	(0.25)	(0.29)	(0.31)	(0.33)
Distributions from net realized capital gain	(0.02)	(0.01)	ø	ø	(0.02)

Total Distributions	(0.26)	(0.26)	(0.29)	(0.31)	(0.35)

Net Asset Value, End of Year	$8.15	$8.18	$8.31	$8.08	$7.69

Total Return:	2.87%	1.58%	6.61%	9.26%	4.78%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$1,012	$1,440	$1,683	$1,583	$1,425
Ratio of expenses to average net assets	1.77%	1.81%	1.75%	1.60%	1.61%
Ratio of net investment income to average net assets	2.98%	3.07%	3.61%	3.91%	4.31%
Portfolio turnover rate	—	6.79%	0.79%	7.57%	9.02%
Without expense reimbursement:*
Ratio of expenses to average net assets				1.74%	1.74%
Ratio of net investment income to average net assets				3.77%	4.18%

Oregon Series
CLASS A

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$7.94	$8.03	$7.85	$7.47	$7.48

Income from Investment Operations:
Net investment income	0.32	0.31	0.34	0.35	0.36
Net realized and unrealized gain (loss) on investments	(0.03)	(0.07)	0.23	0.42	0.04

Total from Investment Operations	0.29	0.24	0.57	0.77	0.40

Less Distributions:
Dividends from net investment income	(0.31)	(0.30)	(0.34)	(0.35)	(0.36)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)

Total Distributions	(0.32)	(0.33)	(0.39)	(0.39)	(0.41)

Net Asset Value, End of Year	$7.91	$7.94	$8.03	$7.85	$7.47

Total Return:	3.73%	3.10%	7.41%	10.52%	5.55%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$56,182	$56,365	$60,143	$54,994	$52,890
Ratio of expenses to average net assets	0.91%	0.95%	0.90%	0.88%	0.89%
Ratio of net investment income to average net assets	4.00%	3.87%	4.34%	4.57%	4.86%
Portfolio turnover rate	1.92%	3.56%	6.06%	14.58%	14.46%

See footnotes on page 70.

67

Financial Highlights

Oregon Series (continued)
CLASS C

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$7.93	$8.03	$7.85	$7.47	$7.48

Income from Investment Operations:
Net investment income	0.24	0.24	0.27	0.28	0.29
Net realized and unrealized gain (loss) on investments	(0.02)	(0.08)	0.23	0.42	0.04

Total from Investment Operations	0.22	0.16	0.50	0.70	0.33

Less Distributions:
Dividends from net investment income	(0.24)	(0.23)	(0.27)	(0.28)	(0.29)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)

Total Distributions	(0.25)	(0.26)	(0.32)	(0.32)	(0.34)

Net Asset Value, End of Year	$7.90	$7.93	$8.03	$7.85	$7.47

Total Return:	2.81%	2.05%	6.45%	9.53%	4.62%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$1,641	$1,767	$1,511	$1,166	$364
Ratio of expenses to average net assets	1.81%	1.85%	1.80%	1.78%	1.79%
Ratio of net investment income to average net assets	3.10%	2.97%	3.44%	3.67%	3.96%
Portfolio turnover rate	1.92%	3.56%	6.06%	14.58%	14.46%

CLASS D

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$7.93	$8.03	$7.85	$7.47	$7.48

Income from Investment Operations:
Net investment income	0.24	0.24	0.27	0.28	0.29
Net realized and unrealized gain (loss) on investments	(0.02)	(0.08)	0.23	0.42	0.04

Total from Investment Operations	0.22	0.16	0.50	0.70	0.33

Less Distributions:
Dividends from net investment income	(0.24)	(0.23)	(0.27)	(0.28)	(0.29)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)

Total Distributions	(0.25)	(0.26)	(0.32)	(0.32)	(0.34)

Net Asset Value, End of Year	$7.90	$7.93	$8.03	$7.85	$7.47

Total Return:	2.81%	2.05%	6.45%	9.53%	4.62%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$1,517	$1,848	$2,688	$2,345	$2,465
Ratio of expenses to average net assets	1.81%	1.85%	1.80%	1.78%	1.79%
Ratio of net investment income to average net assets	3.10%	2.97%	3.44%	3.67%	3.96%
Portfolio turnover rate	1.92%	3.56%	6.06%	14.58%	14.46%

See footnotes on page 70.

68

Financial Highlights

South Carolina Series
CLASS A

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.23	$8.25	$8.07	$7.66	$7.67

Income from Investment Operations:
Net investment income	0.31	0.31	0.36	0.37	0.38
Net realized and unrealized gain on investments	0.05	—	0.19	0.41	0.07

Total from Investment Operations	0.36	0.31	0.55	0.78	0.45

Less Distributions:
Dividends from net investment income	(0.30)	(0.31)	(0.36)	(0.37)	(0.38)
Distributions from net realized capital gain	(0.11)	(0.02)	(0.01)	—	(0.08)

Total Distributions	(0.41)	(0.33)	(0.37)	(0.37)	(0.46)

Net Asset Value, End of Year	$8.18	$8.23	$8.25	$8.07	$7.66

Total Return:	4.51%	3.91%	7.00%	10.28%	6.07%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$76,913	$79,463	$81,410	$84,109	$81,138
Ratio of expenses to average net assets	0.91%	0.92%	0.87%	0.88%	0.86%
Ratio of net investment income to average net assets	3.77%	3.83%	4.54%	4.59%	5.04%
Portfolio turnover rate	—	34.81%	—	2.80%	3.49%

CLASS C

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.23	$8.24	$8.06	$7.65	$7.66

Income from Investment Operations:
Net investment income	0.23	0.24	0.29	0.29	0.31
Net realized and unrealized gain on investments	0.06	0.01	0.19	0.41	0.07

Total from Investment Operations	0.29	0.25	0.48	0.70	0.38

Less Distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.29)	(0.29)	(0.31)
Distributions from net realized capital gain	(0.11)	(0.02)	(0.01)	—	(0.08)

Total Distributions	(0.34)	(0.26)	(0.30)	(0.29)	(0.39)

Net Asset Value, End of Year	$8.18	$8.23	$8.24	$8.06	$7.65

Total Return:	3.58%	3.11%	6.04%	9.30%	5.12%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$5,200	$5,483	$3,279	$1,589	$893
Ratio of expenses to average net assets	1.81%	1.82%	1.77%	1.78%	1.76%
Ratio of net investment income to average net assets	2.87%	2.93%	3.64%	3.69%	4.14%
Portfolio turnover rate	—	34.81%	—	2.80%	3.49%

See footnotes on page 70.

69

Financial Highlights

South Carolina Series (continued)
CLASS D

	Year Ended September 30,

Per Share Data:	2004	2003	2002øø	2001	2000

Net Asset Value, Beginning of Year	$8.23	$8.24	$8.06	$7.65	$7.66

Income from Investment Operations:
Net investment income	0.23	0.24	0.29	0.29	0.31
Net realized and unrealized gain on investments	0.06	0.01	0.19	0.41	0.07

Total from Investment Operations	0.29	0.25	0.48	0.70	0.38

Less Distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.29)	(0.29)	(0.31)
Distributions from net realized capital gain	(0.11)	(0.02)	(0.01)	—	(0.08)

Total Distributions	(0.34)	(0.26)	(0.30)	(0.29)	(0.39)

Net Asset Value, End of Year	$8.18	$8.23	$8.24	$8.06	$7.65

Total Return:	3.58%	3.11%	6.04%	9.30%	5.12%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$3,035	$3,947	$4,815	$4,378	$4,443
Ratio of expenses to average net assets	1.81%	1.82%	1.77%	1.78%	1.76%
Ratio of net investment income to average net assets	2.87%	2.93%	3.64%	3.69%	4.14%
Portfolio turnover rate	—	34.81%	—	2.80%	3.49%

*	During the periods stated, the Manager, at its discretion, reimbursed expenses for the Michigan, New York and Ohio Series. Absent such reimbursements, returns would have been lower.
‡	Capital gain of $0.004 per share was paid.
ø	Capital gain of $0.002 per share was paid.
øø

As required, effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on purchases of portfolio securities for financial reporting purposes. The effects of this change for the year ended September 30, 2002, were to increase net investment income and decrease net realized and unrealized gain on investments per share by $0.01 for the National and Minnesota Series Classes A, C and D, and the Louisiana, Maryland and Oregon Series Classes C and D; and to increase the ratios of net investment income to average net assets of each share class for the Georgia, Michigan, New York and Ohio Series by 0.03%; the National, Colorado, Maryland and Missouri Series by 0.04%; the Louisiana, Massachusetts, and Oregon Series by 0.05%; the South Carolina Series by 0.06%; and the Minnesota Series by 0.09%. The per share data and ratios for periods prior to October 1, 2001, have not been restated.

See Notes to Financial Statements.

70

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Seligman Municipal Fund Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Municipal Fund Series, Inc. (the “Fund”, comprising, respectively, the National, Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon, and South Carolina Series) as of September 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Series constituting the Seligman Municipal Fund Series, Inc. as of September 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
November 19, 2004

71

Directors and Officers
Information pertaining to the Directors and Officers of Seligman Municipal Fund Series is set forth below:

Independent Directors

Name, (Age), Position(s) held with Fundø		Principal Occupation(s) During Past Five Years, Directorships and Other Information

Robert B. Catell (67)[2,3]

Chairman, Chief Executive Officer and Director, KeySpan Corporation (diversified energy, gas and electric company); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (except Seligman Cash Management Fund, Inc.); Director or Trustee, Alberta Northeast Gas, Ltd., Boundary Gas, Inc., The Houston Exploration Company (oil and gas exploration, development and production companies), Edison Electric Institute, New York State Energy Research and Development Authority, Independence Community Bank, Business Council of New York State, Inc., New York City Partnership, and the Long Island Association (business and civic organizations).

•	Director: 2003 to Date
•	Oversees 60 Portfolios in Fund Complex

John R. Galvin (75)[1,3]

Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Chairman Emeritus, American Council on Germany. Formerly, Governor of the Center for Creative Leadership; Director, Raytheon Co. (defense and commercial electronics) and USLIFE Corporation (life insurance). From June 1987 to June 1992, Mr. Galvin was the Supreme Allied Commander, Europe and the Commander-in-Chief, United States European Command.

•	Director: 1995 to Date
•	Oversees 61 Portfolios in Fund Complex

Alice S. Ilchman (69)[2,3]

President Emerita, Sarah Lawrence College; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Jeannette K. Watson Summer Fellowship (summer internships for college students); Trustee, Save the Children (non-profit child-assistance organization) and the Committee for Economic Development; Governor, Court of Governors, London School of Economics; and Director, Public Broadcasting Service (PBS). Formerly, Chairman, The Rockefeller Foundation (charitable foundation) and Director, New York Telephone Company.

•	Director: 1991 to Date
•	Oversees 61 Portfolios in Fund Complex

Frank A. McPherson (71)[2,3]

Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation (diversified energy and chemical company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, ConocoPhillips (integrated international oil corporation), Integris Health (owner of various hospitals), BOK Financial (bank holding company), Oklahoma Chapter of the Nature Conservancy, Oklahoma Medical Research Foundation, Boys and Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation, and Oklahoma Foundation for Excellence in Education. Formerly, Director, Kimberly-Clark Corporation (consumer products) and the Federal Reserve System’s Kansas City Reserve Bank.

•	Director: 1995 to Date
•	Oversees 61 Portfolios in Fund Complex

John E. Merow (74)[1,3]

Retired Chairman and Senior Partner, Sullivan & Cromwell LLP (law firm); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Commonwealth Industries, Inc. (manufacturer of aluminum sheet products); Director Emeritus, Municipal Art Society of New York; Executive Committee Member and Secretary, the U.S. Council for International Business; Trustee and Vice Chairman, New York-Presbyterian Healthcare System, Inc.; Trustee, New York-Presbyterian Hospital; Member of the American Law Institute and Council on Foreign Relations.

•	Director: 1983 to Date
•	Oversees 61 Portfolios in Fund Complex

Betsy S. Michel (62)[1,3]

Attorney; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Trustee, The Geraldine R. Dodge Foundation (charitable foundation) and World Learning, Inc. (international educational training). Formerly, Chairman of the Board of Trustees of St. George’s School (Newport, RI).

•	Director: 1984 to Date
•	Oversees 61 Portfolios in Fund Complex

Leroy C. Richie (63)[1,3]

Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library of technical standards); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (except Seligman Cash Management Fund, Inc.); Director, Kerr-McGee Corporation (diversified energy and chemical company) and Infinity, Inc. (oil and gas services and exploration); Director and Chairman, Highland Park Michigan Economic Development Corp.  Formerly, Trustee, New York University Law Center Foundation; Vice Chairman, Detroit Medical Center and the Detroit Economic Growth Corp.; Chairman and Chief Executive Officer, Capital Coating Technologies, Inc. (applied coating technologies); Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation.

•	Director: 2000 to Date
•	Oversees 60 Portfolios in Fund Complex

Robert L. Shafer (72)[2,3]		Retired Vice President, Pfizer Inc. (pharmaceuticals); Director or Trustee of each of the investment companies of the Seligman Group of Funds†. Formerly, Director, USLIFE Corporation (life insurance).
•	Director: 1983 to Date
•	Oversees 61 Portfolios in Fund Complex

See footnotes on page 74.

72

Directors and Officers

Independent Directors (continued)

Name, (Age), Position(s) held with Fundø		Principal Occupation(s) During Past Five Years, Directorships and Other Information

James N. Whitson (69)[1,3]

Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc. (a diversified holding company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, CommScope, Inc. (manufacturer of coaxial cable). Formerly, Director and Consultant, Sammons Enterprises, Inc. and Director, C-SPAN (cable television network).

•	Director: 1993 to Date
•	Oversees 61 Portfolios in
Fund Complex

Interested Directors and Principal Officers

Name, (Age), Position(s) held with Fundø		Principal Occupation(s) During Past Five Years, Directorships and Other Information

William C. Morris (66)*

Chairman, J. & W. Seligman & Co. Incorporated, Chairman of the Board and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Chairman, Seligman Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics Inc. (manufacturer of ceramic proppants for oil and gas industry); Director, Seligman Data Corp.; President and Chief Executive Officer, The Metropolitan Opera Association. Formerly, Director, Kerr-McGee Corporation (diversified energy and chemical company) and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.

•	Director and Chairman of the Board: 1988 to Date
•	Oversees 61 Portfolios in Fund Complex

Brian T. Zino (52)*

Director and President, J. & W. Seligman & Co. Incorporated; Chief Executive Officer, President and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Seligman Advisors, Inc. and Seligman Services, Inc.; Chairman, Seligman Data Corp.; Member of the Board of Governors of the Investment Company Institute; Director, ICI Mutual Insurance Company.

•	Director: 1993 to Date
•	President: 1995 to Date
•	Chief Executive Officer: 2002 to Date
•	Oversees 61 Portfolios in Fund Complex

Thomas G. Moles (62)

Director and Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania Municipal Fund Series; Executive Vice President and Co-Portfolio Manager, Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc. (closed-end investment companies); Director, Seligman Advisors, Inc. and Seligman Services, Inc.

•	Vice President and Portfolio Manager: 1983 to Date

Eileen A. Comerford (46)

Senior Vice President and Investment Officer, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.

•	Vice President and Co-Portfolio Manager: 2003 to Date

Eleanor T. M. Hoagland (53)

Senior Vice President, Risk Manager, J. & W. Seligman & Co. Incorporated; Chief Compliance Officer and Vice President for each of the investment companies of the Seligman Group of Funds†. Formerly, Managing Director, Partner and Chief Portfolio Strategist, AMT Capital Management from 1994 to 2000.

•	Vice President and Chief Compliance Officer: July 2004 to Date

Thomas G. Rose (46)

Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., and Seligman Data Corp.; Vice President of each of the investment companies of the Seligman Group of Funds†, Seligman Services, Inc. and Seligman International, Inc. Formerly, Treasurer of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.

•	Vice President: 2000 to Date

Lawrence P. Vogel (48)

Senior Vice President and Treasurer, Investment Companies, J. & W. Seligman & Co. Incorporated; Vice President and Treasurer of each of the investment companies of the Seligman Group of Funds†; Treasurer, Seligman Data Corp. Formerly, Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., and Seligman Data Corp.; Vice President, Seligman Services, Inc.; and Treasurer, Seligman International, Inc. and Seligman Henderson Co.

•	Vice President: 1992 to Date
•	Treasurer: 2000 to Date

See footnotes on page 74.

73

Directors and Officers

Interested Directors and Principal Officers (continued)

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information

Frank J. Nasta (39)

Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds†, and Corporate Secretary, Seligman Advisors, Inc., Seligman Services, Inc., Seligman International, Inc. and Seligman Data Corp. Formerly, Senior Vice President, Law and Regulation, J. & W. Seligman & Co. Incorporated, and Corporate Secretary, Seligman Henderson Co.

• Secretary: 1994 to Date

The Fund’s Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Fund, or to make shareholder inquiries.

ø

The address for each of the directors and officers is 100 Park Avenue, 8th floor, New York, NY 10017. Each Director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board of Directors.

†	The Seligman Group of Funds consists of 23 registered investment companies.

*

Mr. Morris and Mr. Zino are considered “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

74

ITEM 2.  CODE OF ETHICS.

As of September 30, 2004, the registrant has adopted a code of ethics that applies to its principal executive and principal financial officers.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that Mr. James N. Whitson, a member of its audit committee, is an audit committee financial expert. Mr. Whitson is "independent" as such term is defined in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2004	2003
Audit Fees	$257,235	$244,276
Audit-Related Fees	—	—
Tax Fees	28,600	27,300
All Other Fees	—	4,490

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant’s pro-rata share of amounts for services related to documentation of certain internal control procedures for the registrant and certain other associated investment companies.

Aggregate fees billed by the registrant’s principal accountant for the last two fiscal years for non-audit services provided to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

	2004	2003
Audit-Related Fees	$114,980	$154,350
Tax Fees	7,800	7,500
All Other Fees	43,000	—

Audit-related fees include amounts for (i) attestation services for the registrant’s shareholder service agent; (ii) review of certain internal controls of such shareholder service agent’s sub-agent; (iii) performance of certain agreed-upon procedures relating to certain services performed by the registrant’s distributor; and (iv) actuarial services provided prior to May 6, 2003 to the registrant’s investment adviser and shareholder service agent (such services were no longer permitted to be performed for the shareholder service agent after May 5, 2003). Tax fees include amounts related to tax compliance, tax planning, and tax advice for and an evaluation of certain tax reporting procedures of the registrant’s shareholder service agent. Other fees relates to electronic communication processing services performed on behalf of outside counsel of the investment adviser.

(e) (1) The Audit Committee is required to preapprove audit and non-audit services performed for the registrant by the principal accountant in order to assure that the provision of such services does not impair the principal accountant’s independence. The Audit Committee also is required to preapprove certain non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and certain of the adviser’s affiliates that provide services directly related to the operations and financial reporting of the registrant. Unless a type of service to be provided by the principal accountant has received preapproval, it will require specific preapproval by the Audit Committee.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

Notwithstanding the foregoing, under certain circumstances, preapproval of non-audit services of a de minimis amount is not required.

(2) No services included in (b) – (d) above were approved pursuant to the waiver provisions of paragraphs (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $194,380 and $193,640, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, the audit committee considered whether these services were compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date: December 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date: December 2, 2004

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date: December 2, 2004

SELIGMAN MUNICIPAL FUND SERIES, INC.

EXHIBIT INDEX

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.